UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 31.7%
Financial Institutions - 14.0%
Banking - 8.5%
Bank of America Corp.
3.30%, 1/11/23	U.S.$	255	$240,061
5.875%, 2/07/42		1,012	1,136,625
7.375%, 5/15/14		1,050	1,102,657
7.625%, 6/01/19		1,035	1,263,463
Series L
5.65%, 5/01/18		390	438,413
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	860	1,331,769
BNP Paribas SA
4.73%, 4/12/16 (a)		900	1,188,335
Citigroup, Inc.
5.375%, 8/09/20	U.S.$	443	496,780
8.50%, 5/22/19		1,495	1,907,357
Compass Bank
5.50%, 4/01/20		1,339	1,343,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		623	598,467
Countrywide Financial Corp.
6.25%, 5/15/16		62	68,119
Danske Bank A/S Series E
5.684%, 2/15/17	GBP	528	799,204
Deutsche Bank AG
4.296%, 5/24/28	U.S.$	1,315	1,194,161
Fifth Third Bancorp
3.50%, 3/15/22		525	522,540
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		630	701,199
6.00%, 6/15/20		1,430	1,626,382
Series G
7.50%, 2/15/19		990	1,194,563
HSBC Holdings PLC
4.00%, 3/30/22		1,430	1,460,049
5.10%, 4/05/21		839	923,017
ING Bank NV
2.00%, 9/25/15 (a)		1,360	1,378,532
JPMorgan Chase & Co.
4.40%, 7/22/20		1,165	1,240,160
4.50%, 1/24/22		520	550,265
Series Q
5.15%, 5/01/23		1,287	1,193,692
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	303,968
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		668	713,351
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		1,888	2,069,443
6.625%, 4/01/18		995	1,147,254
Murray Street Investment Trust I
4.647%, 3/09/17		125	133,677

	Principal Amount (000)		U.S. $ Value
National Capital Trust II Delaware
5.486%, 3/23/15 (a)	U.S.$	372	$379,440
Nationwide Building Society
6.25%, 2/25/20 (a)		1,415	1,586,512
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,061	1,173,996
Santander US Debt SAU
2.991%, 10/07/13 (a)		1,500	1,504,984
Skandinaviska Enskilda Banken AB
7.092%, 12/21/17	EUR	805	1,178,025
Societe Generale SA
2.50%, 1/15/14 (a)	U.S.$	695	699,795
SouthTrust Corp.
5.80%, 6/15/14		1,470	1,535,903
Standard Chartered PLC Series E
4.00%, 7/12/22 (a)		1,310	1,319,956
UBS AG/Stamford CT
7.625%, 8/17/22		620	689,762
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	577,075
Vesey Street Investment Trust I
4.404%, 9/01/16		335	357,889

			39,270,667

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		1,240	1,232,378

Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21		544	580,108
Series A
7.125%, 6/15/22		1,000	1,125,000

			1,705,108

Insurance - 3.9%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		650	754,337
American International Group, Inc.
4.875%, 6/01/22		755	821,024
6.40%, 12/15/20		680	802,449
8.175%, 5/15/58		940	1,149,150
Coventry Health Care, Inc.
5.95%, 3/15/17		295	335,158
6.125%, 1/15/15		115	123,467
6.30%, 8/15/14		900	949,999
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		542	696,911
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		280	292,794
5.125%, 4/15/22		435	479,232
5.50%, 3/30/20		726	819,133
Humana, Inc.
6.45%, 6/01/16		130	146,958
7.20%, 6/15/18		825	985,088

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	361	$469,346
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		300	442,303
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		590	696,200
MetLife, Inc.
7.717%, 2/15/19		358	452,780
Muenchener Rueckversicherungs AG Series E
6.25%, 5/26/42 (a)	EUR	800	1,242,535
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	1,190	1,648,395
Prudential Financial, Inc.
5.625%, 6/15/43		920	892,400
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	850	1,164,721
WellPoint, Inc.
3.30%, 1/15/23	U.S.$	486	464,501
XL Group PLC
5.25%, 9/15/14		824	862,507
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		1,075	1,144,875

			17,836,263

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		998	1,047,800

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		1,410	1,550,083
Health Care REIT, Inc.
5.25%, 1/15/22		1,410	1,535,926

			3,086,009

			64,178,225

Industrial - 13.9%
Basic - 1.7%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		405	522,544
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		598	551,087
Dow Chemical Co. (The)
4.125%, 11/15/21		360	371,973
4.375%, 11/15/42		412	367,680
8.55%, 5/15/19		490	630,500
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		850	768,408
5.75%, 1/30/21 (a)		107	105,662
Glencore Funding LLC
2.50%, 1/15/19 (a)		1,290	1,183,574
International Paper Co.
4.75%, 2/15/22		235	249,137
7.95%, 6/15/18		236	294,013

	Principal Amount (000)		U.S. $ Value
LyondellBasell Industries NV
5.75%, 4/15/24	U.S.$	766	$858,738
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	514,205
Vale SA
5.625%, 9/11/42		1,370	1,176,983

			7,594,504

Capital Goods - 0.7%
Embraer SA
5.15%, 6/15/22		369	372,690
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)		490	477,750
Owens Corning, Inc.
6.50%, 12/01/16 (b)		955	1,068,058
Republic Services, Inc.
5.25%, 11/15/21		508	555,589
5.50%, 9/15/19		753	856,418

			3,330,505

Communications - Media - 2.8%
CBS Corp.
5.75%, 4/15/20		710	804,415
8.875%, 5/15/19		530	686,782
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	2,041,832
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		715	687,315
4.60%, 2/15/21		565	583,380
4.75%, 10/01/14		525	548,433
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		431	443,930
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		604	597,960
News America, Inc.
6.15%, 3/01/37-2/15/41		893	997,692
6.55%, 3/15/33		142	159,655
Omnicom Group, Inc.
3.625%, 5/01/22		460	452,586
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,193	1,500,994
Time Warner Cable, Inc.
5.00%, 2/01/20		740	752,566
7.50%, 4/01/14		1,055	1,100,255
Time Warner Entertainment Co. LP
8.375%, 3/15/23		325	380,901
WPP Finance UK
8.00%, 9/15/14		1,185	1,273,528

			13,012,224

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		1,185	1,228,184
AT&T, Inc.
4.45%, 5/15/21		646	696,876
5.35%, 9/01/40		233	235,836

	Principal Amount (000)		U.S. $ Value
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	U.S.$	1,170	$1,141,770
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	125,247
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	515	572,953
Telefonica Emisiones SAU
5.462%, 2/16/21		520	542,089
United States Cellular Corp.
6.70%, 12/15/33		775	756,866

			5,299,821

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		2,155	2,336,304
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,010	1,074,698

			3,411,002

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21		600	645,460
7.625%, 4/15/31		1,285	1,653,925
Viacom, Inc.
5.625%, 9/15/19		240	275,779

			2,575,164

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	567,697

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
4.125%, 7/15/17		228	241,469
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,315	1,331,783

			1,573,252

Consumer Non-Cyclical - 1.3%
Actavis, Inc.
3.25%, 10/01/22		487	464,860
Ahold Finance USA LLC
6.875%, 5/01/29		1,275	1,530,906
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	139,249
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		310	312,092
ConAgra Foods, Inc.
3.20%, 1/25/23		400	382,800
Kroger Co. (The)
3.40%, 4/15/22		966	947,173
Reynolds American, Inc.
3.25%, 11/01/22		616	583,175

	Principal Amount (000)		U.S. $ Value
Tyson Foods, Inc.
4.50%, 6/15/22	U.S.$	1,370	$1,410,087

			5,770,342

Energy - 2.6%
Anadarko Petroleum Corp.
6.45%, 9/15/36		401	470,045
Encana Corp.
3.90%, 11/15/21		1,625	1,654,510
Marathon Petroleum Corp.
5.125%, 3/01/21		439	480,176
Nabors Industries, Inc.
9.25%, 1/15/19		1,013	1,264,029
Noble Energy, Inc.
8.25%, 3/01/19		1,232	1,564,396
Noble Holding International Ltd.
4.90%, 8/01/20		108	115,053
Phillips 66
4.30%, 4/01/22		1,840	1,894,462
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		1,375	1,409,176
Transocean, Inc.
2.50%, 10/15/17		604	601,812
6.375%, 12/15/21		4	4,514
Valero Energy Corp.
6.125%, 2/01/20		770	893,041
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		630	662,972
6.00%, 3/15/18		91	102,166
9.625%, 3/01/19		605	776,196

			11,892,548

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	232,744
Baidu, Inc.
2.25%, 11/28/17		363	355,061
3.25%, 8/06/18		447	447,755
Hewlett-Packard Co.
4.65%, 12/09/21		616	624,764
Intel Corp.
4.80%, 10/01/41		490	488,855
Motorola Solutions, Inc.
3.50%, 3/01/23		794	749,746
7.50%, 5/15/25		30	36,184
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		1,365	1,351,224
Total System Services, Inc.
2.375%, 6/01/18		344	334,537
3.75%, 6/01/23		350	325,017

			4,945,887

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		730	762,013
5.75%, 12/15/16		490	543,095

			1,305,108

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	U.S.$	1,490	$1,525,164
Ryder System, Inc.
5.85%, 11/01/16		383	428,042
7.20%, 9/01/15		369	412,566

			2,365,772

			63,643,826

Utility - 3.4%
Electric - 0.8%
CMS Energy Corp.
5.05%, 3/15/22		440	479,268
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	284,092
FirstEnergy Corp. Series B
4.25%, 3/15/23		65	59,342
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		1,115	1,288,017
Pacific Gas & Electric Co.
4.50%, 12/15/41		530	518,758
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		283	287,174
TECO Finance, Inc.
4.00%, 3/15/16		310	330,380
5.15%, 3/15/20		380	416,864
Wisconsin Energy Corp.
6.25%, 5/15/67		140	147,350

			3,811,245

Natural Gas - 2.6%
DCP Midstream LLC
5.35%, 3/15/20 (a)		396	423,370
Energy Transfer Partners LP
6.70%, 7/01/18		411	484,573
7.50%, 7/01/38		909	1,063,689
Enterprise Products Operating LLC
5.20%, 9/01/20		235	263,846
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,455,194
4.15%, 3/01/22		339	342,080
Nisource Finance Corp.
6.80%, 1/15/19		1,465	1,727,272
ONEOK, Inc.
4.25%, 2/01/22		1,345	1,263,185
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,351,016
TransCanada PipeLines Ltd.
6.35%, 5/15/67		1,670	1,753,024

	Principal Amount (000)			U.S. $ Value
Williams Cos., Inc. (The)
3.70%, 1/15/23	U.S.$	1,209		$1,113,847
Williams Partners LP
5.25%, 3/15/20		733		790,444

				12,031,540

				15,842,785

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		915		833,055
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		977		1,064,246

				1,897,301

Total Corporates - Investment Grades (cost $138,252,169)				145,562,137

MORTGAGE PASS-THROUGHS - 21.9%
Agency Fixed Rate 30-Year - 17.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39		7,330		7,725,952
Series 2005
5.50%, 1/01/35		708		769,163
Series 2007
5.50%, 7/01/35		99		108,314
Federal National Mortgage Association
3.00%, 8/01/43, TBA		7,380		7,152,835
3.50%, 8/01/43, TBA		37,390		37,693,794
4.00%, 8/01/43, TBA		9,650		10,028,462
4.50%, 8/25/43, TBA		3,115		3,300,440
5.50%, 1/01/35		2,020		2,206,619
Series 2003
5.00%, 11/01/33		91		98,770
5.50%, 4/01/33-7/01/33		719		785,528
Series 2004
5.50%, 4/01/34-11/01/34		416		454,564
Series 2005
4.50%, 8/01/35		261		275,998
5.50%, 2/01/35		312		341,462
Series 2006
5.00%, 2/01/36		240		258,219
5.50%, 4/01/36		661		719,992
Series 2007
4.50%, 9/01/35		230		244,223
5.00%, 11/01/35-7/01/36		2,956		3,185,745
5.50%, 8/01/37		2,691		2,945,146
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		—	*	74
Series 1999
8.15%, 9/15/20		110		117,830

				78,413,130

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 3.6%
Federal National Mortgage Association
2.50%, 8/01/28, TBA	U.S.$	15,870	$15,857,603
3.00%, 8/01/28, TBA		570	586,454
Government National Mortgage Association
Series 2001
7.50%, 12/15/14		13	12,914

			16,456,971

Agency ARMs - 1.2%
Federal Home Loan Mortgage Corp.
2.385%, 11/01/35 (b)		1,484	1,564,513
2.62%, 5/01/38 (d)		752	801,842
Series 2006
2.386%, 3/01/34 (d)		337	356,298
2.986%, 1/01/37 (b)		88	93,740
Series 2007
3.055%, 3/01/37 (b)		1,200	1,276,053
Federal National Mortgage Association
Series 2007
2.377%, 3/01/34 (d)		1,159	1,226,578
2.855%, 8/01/37 (d)		420	448,524

			5,767,548

Total Mortgage Pass-Throughs (cost $98,498,300)			100,637,649

ASSET-BACKED SECURITIES - 15.2%
Autos - Fixed Rate - 9.2%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		60	59,663
Series 2013-SN1, Class A3
0.72%, 5/20/16		1,942	1,939,884
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		1,300	1,289,453
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		101	101,521
Series 2012-4, Class A2
0.49%, 4/08/16		1,445	1,444,417
Series 2013-1, Class A2
0.49%, 6/08/16		1,161	1,160,222
Series 2013-3, Class A3
0.92%, 4/09/18		1,695	1,688,867
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		1,150	1,148,117
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class A
2.802%, 5/20/18 (a)		2,350	2,439,730
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	998,149

	Principal Amount (000)		U.S. $ Value
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	U.S.$	930	$933,422
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		999	996,770
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		715	716,495
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		828	830,342
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		636	634,656
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,013	1,012,413
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		532	531,179
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	1,015	990,345
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		873	848,096
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	1,332	1,331,327
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		895	899,286
Series 2012-D, Class B
1.01%, 5/15/18		440	433,603
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		1,730	1,729,294
Series 2013-1, Class A1
0.85%, 1/15/18		842	834,853
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		880	872,152
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,315,745
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		1,375	1,372,262
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		868	866,052
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		2,148	2,134,884
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		803	803,408

	Principal Amount (000)		U.S. $ Value
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	U.S.$	571	$570,790
Series 2012-B, Class A2A
0.45%, 6/15/15		617	616,007
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		712	712,429
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		1,470	1,474,936
Series 2012-6, Class A2
0.47%, 9/15/15		496	495,851
Series 2013-3, Class C
1.81%, 4/15/19		1,248	1,213,276
Series 2013-4, Class A3
1.11%, 12/15/17		1,315	1,315,329
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		816	815,912
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,631	1,631,393

			42,202,530

Credit Cards - Fixed Rate - 3.7%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		2,910	2,909,342
Series 2012-5, Class A
0.59%, 5/15/18		1,580	1,574,418
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		1,275	1,186,315
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		1,295	1,269,375
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		1,585	1,577,944
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		791	793,606
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		891	893,279
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		1,570	1,564,258
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		1,445	1,427,838
Series 2012-7, Class A
1.76%, 9/15/22		1,245	1,192,736
Series 2013-1, Class A
1.35%, 3/15/21		1,185	1,155,152

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	890	$887,668
Series 2013-A, Class A
1.61%, 12/15/21		570	557,172

			16,989,103

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.591%, 9/15/17 (a)(b)		870	869,937
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.682%, 6/20/17 (b)		2,895	2,904,455

			3,774,392

Credit Cards - Floating Rate - 0.7%
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.923%, 2/15/17 (a)(b)	EUR	1,235	1,652,336
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.761%, 3/18/14 (a)(b)	U.S.$	1,571	1,573,646

			3,225,982

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		773	774,205
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		126	125,967
Series 2012-A, Class A3
0.94%, 5/15/17		1,019	1,021,097
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		500	501,230
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		168	167,909

			2,590,408

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.315%, 12/25/32 (b)		75	71,071
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.46%, 3/25/36 (b)		1,076	680,488
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.452%, 1/20/35 (b)		91	89,319

			840,878

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33	U.S.$	67	$68,189
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		145	143,974
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)		18	0

			212,163

Total Asset-Backed Securities (cost $70,330,643)			69,835,456

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.9%
Non-Agency Fixed Rate CMBS - 10.2%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class AJ
5.598%, 10/12/41		545	516,727
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		1,305	1,240,849
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.748%, 3/15/49		444	488,513
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,130	2,353,149
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		655	635,436
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.798%, 6/15/38		2,840	3,124,286
Series 2006-C3, Class AJ
5.798%, 6/15/38		515	516,704
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.772%, 5/15/46		1,200	1,350,538
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		890	881,176
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.231%, 4/10/37		775	672,768
Series 2007-GG9, Class A4
5.444%, 3/10/39		2,225	2,466,859
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	883,525
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		802	745,754
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,380	1,365,893

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2012-GCJ7, Class A4
3.377%, 5/10/45	U.S.$	2,680	$2,658,137
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,335	2,567,708
Series 2007-CB20, Class A1A
5.746%, 2/12/51		2,045	2,314,932
Series 2007-LD11, Class A4
5.814%, 6/15/49		710	796,720
Series 2007-LD12, Class AM
6.00%, 2/15/51		795	875,759
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,034	1,065,525
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.711%, 2/12/49		470	504,306
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		902	909,825
Series 2006-C2, Class A1A
5.739%, 8/12/43		826	915,548
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,294,293
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		3,090	3,392,572
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.647%, 6/11/42		1,721	1,942,326
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		1,047	1,030,774
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.494%, 11/01/31 (a)(g)(h)		5,047	51,282
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		552	524,329
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,017,640
Series 2013-C5, Class A4
3.185%, 3/10/46		2,186	2,092,143
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.726%, 5/15/43		2,128	2,357,265
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,101,619

			46,654,880

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (d)	U.S.$	411	$445,787
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.895%, 12/05/31 (a)(b)		685	679,645
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.045%, 11/08/29 (a)(b)		1,360	1,348,177
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(d)		766	731,739

			3,205,348

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39
0.121%, 7/16/46 (d)(h)		3,801	33,887

Total Commercial Mortgage-Backed Securities (cost $49,610,272)			49,894,115

GOVERNMENTS - TREASURIES - 10.1%
United States - 10.1%
U.S. Treasury Bonds
2.75%, 8/15/42		805	675,949
3.00%, 5/15/42		1,210	1,074,064
3.125%, 2/15/42		1,120	1,021,300
4.50%, 2/15/36		5,849	6,813,852
4.625%, 2/15/40		9,825	11,684,077
U.S. Treasury Notes
0.625%, 8/31/17		2,220	2,179,936
0.75%, 6/30/17		2,245	2,222,900
0.875%, 11/30/16-1/31/17		6,300	6,313,134
1.00%, 8/31/16		925	934,612
1.75%, 5/15/22-5/15/23		4,433	4,122,717
2.00%, 11/15/21-2/15/23		9,446	9,182,461

Total Governments - Treasuries (cost $45,550,212)			46,225,002

CORPORATES - NON-INVESTMENT GRADES - 5.4%
Industrial - 3.6%
Basic - 0.3%
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		107	102,720
Steel Dynamics, Inc.
6.375%, 8/15/22 (a)		435	456,750
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/01/21 (a)		700	725,375

			1,284,845

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.8%
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	825	$850,781
Ball Corp.
5.00%, 3/15/22		820	822,050
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	500,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	750	763,125
Sealed Air Corp.
5.25%, 4/01/23 (a)		750	729,375

			3,665,809

Communications - Media - 0.7%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	489,462
Intelsat Jackson Holdings SA
7.25%, 10/15/20	U.S.$	750	811,875
Quebecor Media, Inc.
5.75%, 1/15/23		391	382,203
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	729,375
Univision Communications, Inc.
6.75%, 9/15/22 (a)		700	752,500

			3,165,415

Communications - Telecommunications - 0.5%
CenturyLink, Inc. Series T
5.80%, 3/15/22		750	746,250
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	714,000
Windstream Corp.
6.375%, 8/01/23		750	712,500

			2,172,750

Consumer Cyclical - Automotive - 0.1%
Schaeffler Finance BV
8.75%, 2/15/19 (a)	EUR	340	513,947

Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	U.S.$	825	841,500

Consumer Cyclical - Retailers - 0.2%
Cash America International, Inc.
5.75%, 5/15/18 (a)		480	465,600
CST Brands, Inc.
5.00%, 5/01/23 (a)		470	464,125

			929,725

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.5%
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	315	$482,836
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	475	452,438
Labco SA
8.50%, 1/15/18 (a)	EUR	365	514,712
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	310	482,434
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)		320	491,668

			2,424,088

Energy - 0.3%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	395	408,825
Offshore Group Investment Ltd.
7.125%, 4/01/23 (a)		671	672,677
QEP Resources, Inc.
5.375%, 10/01/22		455	451,588

			1,533,090

			16,531,169

Financial Institutions - 1.6%
Banking - 1.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	424,049
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	876	788,400
Barclays Bank PLC
7.625%, 11/21/22		810	805,950
Citigroup, Inc.
5.95%, 1/30/23		1,335	1,294,950
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		635	642,844
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (a)	EUR	385	722,642

			4,678,835

Finance - 0.3%
SLM Corp.
7.25%, 1/25/22	U.S.$	578	612,680
Series A
5.375%, 5/15/14		710	725,975

			1,338,655

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		430	445,050

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	552	$608,318

			7,070,858

Utility - 0.2%
Electric - 0.1%
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	355	514,779

Natural Gas - 0.1%
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)	U.S.$	45	47,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	466,400

			513,650

			1,028,429

Total Corporates - Non-Investment Grades (cost $23,884,786)			24,630,456

AGENCIES - 4.0%
Agency Debentures - 4.0%
Federal National Mortgage Association
6.25%, 5/15/29		8,610	11,161,849
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		8,407	7,163,008

Total Agencies (cost $17,170,867)			18,324,857

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Non-Agency Floating Rate - 1.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.37%, 4/25/47 (a)(b)		747	447,118
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.38%, 12/25/36 (b)		1,130	651,951
HarborView Mortgage Loan Trust
Series 2006-14, Class 2A1A
0.342%, 1/25/47 (b)		606	446,378
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.44%, 3/25/35 (b)		605	488,830
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.62%, 3/25/36 (b)		650	430,646

	Principal Amount (000)		U.S. $ Value
IndyMac INDX Mortgage Loan Trust
Series 2006-AR15, Class A1
0.31%, 7/25/36 (b)	U.S.$	852	$598,609
Series 2006-AR27, Class 2A2
0.39%, 10/25/36 (b)		901	734,408
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.34%, 2/25/47 (b)		746	379,034
Series 2007-QS4, Class 2A4
0.53%, 3/25/37 (b)		1,123	402,244
Residential Accredit Loans, Inc.
Series 2006-QO4, Class 2A1
0.38%, 4/25/46 (b)		601	430,998
Residential Asset Securitization Trust
Series 2006-A4, Class 2A7
1.09%, 5/25/36 (b)		612	442,833
Washington Mutual Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.863%, 2/25/47 (b)		1,479	1,113,355
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2005-10, Class 2A3
1.09%, 11/25/35 (b)		500	337,498

			6,903,902

Non-Agency Fixed Rate - 1.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.643%, 5/25/35		957	935,412
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HYB2, Class 3A1
2.878%, 2/25/47		897	691,036
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		760	656,713
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.69%, 7/25/36		1,230	873,550
RALI
Series 2006-QS10, Class A9
6.50%, 8/25/36		455	362,599
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32		1,098	975,853

			4,495,163

Agency Fixed Rate - 0.9%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.733%, 5/28/35		65	56,554
Federal Home Loan Mortgage Corp.
Series 4182, Class DI
3.50%, 5/15/39 (h)		7,336	1,257,313

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2013-6, Class MI
3.50%, 2/25/40 (h)	U.S.$	6,373	$1,274,688
Freddie Mac
Series 4135, Class AI
3.50%, 11/15/42 (h)		3,102	716,081
Freddie Mac Strip
Series 283, Class IO
3.50%, 10/15/27 (h)		4,387	722,898

			4,027,534

Total Collateralized Mortgage Obligations (cost $16,846,648)			15,426,599

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		839	830,610

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		790	889,737

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,544,044

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18 (a)		639	650,182

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		1,365	1,398,436

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		1,365	1,438,369

Total Quasi-Sovereigns (cost $6,365,613)			6,751,378

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.7%
Banking - 0.5%
PNC Financial Services Group, Inc. (The)
6.125%		45,000	1,181,250
US Bancorp/MN
6.50%		45,000	1,212,300

			2,393,550

Company	Shares		U.S. $ Value
Insurance - 0.2%
Allstate Corp. (The)
5.10%		32,200	$808,864

Total Preferred Stocks (cost $3,369,134)			3,202,414

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.2%
Indonesia Government International Bond
3.375%, 4/15/23 (a)	U.S.$	750	658,125
Republic of Indonesia
5.25%, 1/17/42 (a)		294	267,540

			925,665

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (a)		1,108	1,168,940

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43		903	751,748

Total Governments - Sovereign Bonds (cost $3,021,466)			2,846,353

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
California GO
7.625%, 3/01/40		970	1,305,630
Sacramento Unified School District
5.00%, 7/01/31		1,210	1,218,591

Total Local Governments - Municipal Bonds (cost $2,202,788)			2,524,221

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Basic - 0.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		445	377,205

Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (a)		476	451,741
VimpelCom Holdings BV
5.20%, 2/13/19 (a)		295	290,008

			741,749

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		730	722,700

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)	U.S.$	281	$265,421

Total Emerging Markets - Corporate Bonds (cost $2,225,084)			2,107,075

	Shares
SHORT-TERM INVESTMENTS - 10.2%
Investment Companies - 7.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (i) (cost $32,681,541)		32,681,541	32,681,541

	Principal Amount (000)
Governments - Treasuries - 3.1%
Japan Treasury Discount Bill Series 374 Zero Coupon, 9/17/13 (cost $14,053,841)	JPY	1,400,000	14,297,136

Total Short-Term Investments (cost $46,735,382)			46,978,677

Total Investments - 116.5% (cost $524,063,364) (j)			534,946,389
Other assets less liabilities - (16.5)% (k)			(75,744,723)

Net Assets - 100.0%			$459,201,666

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	12	September 2013	$2,642,039	$2,643,750	$(1,711)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	USD	2,299	GBP	1,541	8/07/13	$45,343
Goldman Sachs Capital Markets LP	EUR	3,601	USD	4,749	8/07/13	(41,125)
Goldman Sachs Capital Markets LP	USD	477	GBP	314	8/07/13	897
HSBC Bank USA	GBP	6,813	USD	10,501	8/07/13	137,313

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	EUR	5,438	USD	7,115	8/07/13	$(119,308)
Royal Bank of Scotland PLC	JPY	1,400,000	USD	13,923	9/17/13	(379,415)
State Street Bank & Trust Co.	CAD	7,223	USD	6,918	9/06/13	(108,314)
UBS AG	JPY	357,082	USD	3,582	9/06/13	(65,631)

						$(530,240)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME Group)		$7,070	5/21/23	3 Month LIBOR	2.020%	$(435,939)
Morgan Stanley & Co., LLC/ (CME Group)	EUR	6,160	5/21/23	1.566%	6 Month EURIBOR	263,127

						$(172,812)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(CME Group):
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00%	3.67%	$4,740	$351,879	$161,201	$190,678
Morgan Stanley & Co., LLC/( INTRCONX):
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67	2,800	173,750	48,837	124,913

				$525,629	$210,038	$315,591

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(19,921)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	181,515

					$161,594

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16,
9/20/17*	1.00%	0.73%	$1,360	$16,432	$(39,606)	$56,038

*	Termination date

CROSS CURRENCY SWAPS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(8,421)

*	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $86,968,372 or 18.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2013.
(d)	Variable rate coupon, rate shown as of July 31, 2013.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,606	$0	0.00%

(g)	Illiquid security.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,512,117 and gross unrealized depreciation of investments was $(6,629,092), resulting in net unrealized appreciation of $10,883,025.
(k)	An amount of U.S. $2,700 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$145,562,137		$	– 0	–	$145,562,137
Mortgage Pass-Throughs		– 0	–	100,637,649			– 0	–	100,637,649
Asset-Backed Securities		– 0	–	66,192,007			3,643,449	^	69,835,456
Commercial Mortgage-Backed Securities		– 0	–	42,062,829			7,831,286		49,894,115
Governments - Treasuries		– 0	–	46,225,002			– 0	–	46,225,002
Corporates - Non-Investment Grades		– 0	–	24,164,856			465,600		24,630,456
Agencies		– 0	–	18,324,857			– 0	–	18,324,857
Collateralized Mortgage Obligations		– 0	–	4,027,534			11,399,065		15,426,599
Quasi-Sovereigns		– 0	–	6,751,378			– 0	–	6,751,378
Preferred Stocks		3,202,414		– 0	–		– 0	–	3,202,414
Governments - Sovereign Bonds		– 0	–	2,846,353			– 0	–	2,846,353
Local Governments - Municipal Bonds		– 0	–	2,524,221			– 0	–	2,524,221
Emerging Markets - Corporate Bonds		– 0	–	2,107,075			– 0	–	2,107,075
Short-Term Investments:
Investment Companies		32,681,541		– 0	–		– 0	–	32,681,541
Governments - Treasuries		– 0	–	14,297,136			– 0	–	14,297,136

Total Investments in Securities		35,883,955		475,723,034			23,339,400		534,946,389

Investments in Securities:	Level 1			Level 2		Level 3			Total
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	$	– 0	–	$183,553		$	– 0	–	$183,553
Centrally Cleared Interest Rate Swaps		– 0	–	263,127			– 0	–	263,127
Centrally Cleared Credit Default Swaps		– 0	–	315,591			– 0	–	315,591
Interest Rate Swaps		– 0	–	181,515			– 0	–	181,515
Credit Default Swaps		– 0	–	56,038			– 0	–	56,038
Liabilities:
Futures		(1,711)		– 0	–		– 0	–	(1,711)
Forward Currency Exchange Contracts		– 0	–	(713,793)			– 0	–	(713,793)
Centrally Cleared Interest Rate Swaps		– 0	–	(435,939)			– 0	–	(435,939)
Interest Rate Swaps		– 0	–	(19,921)			– 0	–	(19,921)
Cross Currency Swaps		– 0	–	– 0	–		(8,421)		(8,421)

Total+		$35,882,244		$475,553,205			$23,330,979		$534,766,428

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades
Balance as of 10/31/12	$4,604,472		$4,520,594		$ – 0	–
Accrued discounts/(premiums)	2,774		7,929		52
Realized gain (loss)	11,531		131,638		– 0	–
Change in unrealized appreciation/depreciation	(72,246)		(399,257)		(1,252)
Purchases	745,087		3,386,797		466,800
Sales	(1,648,169)		(2,503,141)		– 0	–
Transfers in to Level 3	– 0	–	2,686,726		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/13	$3,643,449		$7,831,286		$465,600

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(63,082)		$(399,257)		$(1,252)

	Collateralized Mortgage Obligations		Cross Currency Swaps		Total
Balance as of 10/31/12	$4,103,727		$42,874		$13,271,667
Accrued discounts/(premiums)	21,363		– 0	–	32,118
Realized gain (loss)	(647,936)		– 0	–	(504,767)
Change in unrealized appreciation/depreciation	146,941		(51,295)		(377,109)
Purchases	8,425,226		– 0	–	13,023,910
Sales	(650,256)		– 0	–	(4,801,566)
Transfers in to Level 3	– 0	–	– 0	–	2,686,726
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/13	$11,399,065		$(8,421)		$23,330,979

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(388,418)		$(51,295)		$(903,304)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimus transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$3,643,449	Third Party Vendor	Evaluated Quotes	$63.24-$102.27/$93.11
		Qualitative Assessment		$0.00
Commercial Mortgage-Backed Securities	$7,831,286	Third Party Vendor	Evaluated Quotes	$1.02-$112.22/$105.24
Corporates - Non-Investment Grades	$465,600	Third Party Vendor	Evaluated Quotes	$97.00/ $97.00
Collateralized Mortgage Obligations	$11,399,065	Third Party Vendor	Evaluated Quotes	$35.81-$97.76/$74.52
Cross Currency Swaps	$(8,421)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	$101.71/ $101.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Inflation Strategy

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 97.8%
United States - 97.8%
U.S. Treasury Inflation Index
0.125%, 4/15/16-1/15/23 (TIPS) (a)	U.S.$	102,893	$102,167,200
0.125%, 4/15/17-4/15/18 (TIPS)		18,103	18,696,067
0.625%, 7/15/21 (TIPS) (a)		26,065	27,176,430
1.125%, 1/15/21 (TIPS)		2,460	2,653,822
1.25%, 7/15/20 (TIPS) (a)		22,440	24,586,220
1.375%, 7/15/18 (TIPS)		22,084	24,306,736
1.375%, 1/15/20 (TIPS) (a)		11,666	12,813,064
1.625%, 1/15/18 (TIPS)		11,263	12,414,978
1.875%, 7/15/15-7/15/19 (TIPS)		27,368	29,564,652
2.00%, 7/15/14 (TIPS) (a)		21,718	22,420,400
2.00%, 1/15/16 (TIPS)		4,530	4,881,490
2.125%, 1/15/19 (TIPS)		20,454	23,276,014
2.50%, 7/15/16 (TIPS) (a)		20,467	22,732,851
2.625%, 7/15/17 (TIPS) (a)		24,435	27,875,439
U.S. Treasury Notes
0.38%, 7/15/23 (TIPS)		11,912	11,875,367

Total Inflation - Linked Securities (cost $378,090,683)			367,440,730

CORPORATES - INVESTMENT GRADES - 14.1%
Industrial - 7.4%
Basic - 1.1%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		205	264,497
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)		412	379,678
Dow Chemical Co. (The)
4.125%, 11/15/21		560	578,625
4.375%, 11/15/42		229	204,366
8.55%, 5/15/19		67	86,211
Gerdau Trade, Inc.
4.75%, 4/15/23 (b)		330	298,323
5.75%, 1/30/21 (b)		101	99,738
International Paper Co.
4.75%, 2/15/22		800	848,127
LyondellBasell Industries NV
5.75%, 4/15/24		405	454,033
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		393	359,577
Vale SA 5.625%, 9/11/42		595	511,172

			4,084,347

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		147	148,470
Odebrecht Finance Ltd.
5.125%, 6/26/22 (b)		300	292,500
Republic Services, Inc.
3.80%, 5/15/18		8	8,494
5.25%, 11/15/21		150	164,052

			613,516

	Principal Amount (000)		U.S. $ Value
Communications - Media - 1.4%
CBS Corp.
3.375%, 3/01/22	U.S.$	497	$479,424
5.75%, 4/15/20		325	368,218
8.875%, 5/15/19		25	32,395
Comcast Corp.
5.15%, 3/01/20		128	145,995
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		775	744,991
4.60%, 2/15/21		140	144,554
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(c)		215	221,450
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)		409	404,910
NBCUniversal Media LLC
4.375%, 4/01/21		205	222,055
News America, Inc.
3.00%, 9/15/22		270	254,621
6.15%, 3/01/37-2/15/41		331	369,343
Omnicom Group, Inc.
3.625%, 5/01/22		163	160,373
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		460	578,757
Time Warner Cable, Inc.
4.125%, 2/15/21		180	173,021
5.00%, 2/01/20		35	35,594
7.50%, 4/01/14		70	73,003
8.75%, 2/14/19		25	29,621
WPP Finance 2010
4.75%, 11/21/21		677	703,135

			5,141,460

Communications - Telecommunications - 1.0%
American Tower Corp.
3.50%, 1/31/23		300	273,059
4.70%, 3/15/22		395	395,445
5.05%, 9/01/20		35	36,275
AT&T, Inc.
3.00%, 2/15/22		215	206,620
5.35%, 9/01/40		280	283,408
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)		425	414,746
8.75%, 6/15/30 (d)		150	210,671
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	52,989
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	170	189,130
Telefonica Emisiones SAU
5.462%, 2/16/21		400	416,992
United States Cellular Corp.
6.70%, 12/15/33		375	366,225
Verizon Communications, Inc.
7.35%, 4/01/39		300	383,434
Vodafone Group PLC
6.15%, 2/27/37		335	366,134

			3,595,128

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	645	$699,265
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	31,922

			731,187

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
3.40%, 6/15/22		985	963,306

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	182,288

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
4.125%, 7/15/17		94	99,553
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		925	936,806

			1,036,359

Consumer Non-Cyclical - 0.6%
Actavis, Inc.
3.25%, 10/01/22		215	205,226
Ahold Finance USA LLC
6.875%, 5/01/29		25	30,018
Altria Group, Inc.
4.75%, 5/05/21		195	209,720
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	133,893
8.50%, 6/15/19		75	93,310
ConAgra Foods, Inc.
3.20%, 1/25/23		233	222,981
Kroger Co. (The)
3.40%, 4/15/22		659	646,156
Reynolds American, Inc.
3.25%, 11/01/22		284	268,866
Tyson Foods, Inc.
4.50%, 6/15/22		585	602,118

			2,412,288

Energy - 1.4%
Encana Corp.
3.90%, 11/15/21		940	957,070
Marathon Petroleum Corp.
5.125%, 3/01/21		280	306,263
Nabors Industries, Inc.
9.25%, 1/15/19		175	218,366
Noble Energy, Inc.
4.15%, 12/15/21		127	131,691
8.25%, 3/01/19		387	491,413

	Principal Amount (000)		U.S. $ Value
Phillips 66
4.30%, 4/01/22	U.S.$	735	$756,755
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (b)		670	686,653
Transocean, Inc.
2.50%, 10/15/17		263	262,047
6.375%, 12/15/21		2	2,257
Valero Energy Corp.
6.125%, 2/01/20		476	552,062
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		765	805,038
9.625%, 3/01/19		70	89,808

			5,259,423

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,508
Baidu, Inc.
2.25%, 11/28/17		237	231,816
3.25%, 8/06/18		399	399,674
Hewlett-Packard Co.
4.65%, 12/09/21		345	349,908
Intel Corp.
4.80%, 10/01/41		225	224,474
Motorola Solutions, Inc.
3.50%, 3/01/23		206	194,518
3.75%, 5/15/22		320	311,953
7.50%, 5/15/25		195	235,198
Oracle Corp.
3.875%, 7/15/20		205	219,576
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	490,005
Total System Services, Inc.
2.375%, 6/01/18		259	251,876
3.75%, 6/01/23		261	242,370

			3,158,876

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	36,535

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42		400	387,472

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	50,135
Ryder System, Inc.
3.15%, 3/02/15		105	108,186
5.85%, 11/01/16		105	117,348
7.20%, 9/01/15		10	11,181

			286,850

			27,889,035

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 4.9%
Banking - 3.0%
Bank of America Corp.
3.30%, 1/11/23	U.S.$	520	$489,535
5.00%, 5/13/21		610	655,712
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	370	572,970
BBVA US Senior SAU
3.25%, 5/16/14	U.S.$	265	267,642
Capital One Financial Corp.
4.75%, 7/15/21		265	282,244
5.25%, 2/21/17		150	165,294
Citigroup, Inc.
5.375%, 8/09/20		143	160,360
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		333	319,887
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	287	434,416
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	381	379,215
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		300	323,625
5.75%, 1/24/22		240	267,124
6.00%, 6/15/20		120	136,480
HSBC Holdings PLC
4.00%, 3/30/22		770	786,180
5.10%, 4/05/21		180	198,025
ING Bank NV
2.00%, 9/25/15 (b)		600	608,176
JPMorgan Chase & Co.
4.25%, 10/15/20		55	57,911
4.40%, 7/22/20		105	111,774
4.50%, 1/24/22		365	386,244
Series Q
5.15%, 5/01/23		280	259,700
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	76,079
Morgan Stanley
3.75%, 2/25/23		707	679,822
4.75%, 3/22/17		45	48,360
Series G
5.50%, 7/28/21		456	499,293
Murray Street Investment Trust I
4.647%, 3/09/17		52	55,610
National Capital Trust II Delaware
5.486%, 3/23/15 (b)		45	45,900
PNC Bank NA
3.80%, 7/25/23		940	928,211
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		115	127,247
Standard Chartered PLC
Series E
4.00%, 7/12/22 (b)		725	730,510
UBS AG/Stamford CT
7.625%, 8/17/22		465	517,322

	Principal Amount (000)		U.S. $ Value
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	U.S.$	325	$333,125
Vesey Street Investment Trust I
4.404%, 9/01/16		140	149,565

			11,053,558

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	804,027

Insurance - 1.2%
American International Group, Inc.
4.875%, 6/01/22		625	679,656
6.40%, 12/15/20		205	241,915
Coventry Health Care, Inc.
5.45%, 6/15/21		415	465,833
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		535	589,400
5.50%, 3/30/20		24	27,079
6.10%, 10/01/41		165	190,736
Humana, Inc.
6.45%, 6/01/16		40	45,218
7.20%, 6/15/18		480	573,142
Lincoln National Corp.
8.75%, 7/01/19		175	227,522
MetLife, Inc.
5.70%, 6/15/35		90	101,085
7.717%, 2/15/19		180	227,655
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		360	388,762
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	173,151
Prudential Financial, Inc.
5.625%, 6/15/43		340	329,800
WellPoint, Inc.
3.30%, 1/15/23		212	202,622
XL Group PLC
5.25%, 9/15/14		151	158,056

			4,621,632

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		37	38,846

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21		739	812,420
Health Care REIT, Inc.
5.25%, 1/15/22		890	969,485

			1,781,905

			18,299,968

Utility - 1.6%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		144	156,851

	Principal Amount (000)		U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	91	$99,432
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		340	392,759
Pacific Gas & Electric Co.
4.50%, 12/15/41		160	156,606
TECO Finance, Inc.
4.00%, 3/15/16		45	47,958

			853,606

Natural Gas - 1.4%
DCP Midstream LLC
4.75%, 9/30/21 (b)		405	416,186
9.75%, 3/15/19 (b)		20	25,680
Energy Transfer Partners LP
5.20%, 2/01/22		510	545,478
6.125%, 2/15/17		145	163,577
Enterprise Products Operating LLC
5.20%, 9/01/20		335	376,121
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	843,215
4.15%, 3/01/22		104	104,945
Nisource Finance Corp.
6.80%, 1/15/19		75	88,427
ONEOK, Inc.
4.25%, 2/01/22		710	666,811
Spectra Energy Capital LLC
6.20%, 4/15/18		265	307,512
8.00%, 10/01/19		25	31,351
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	475,082
Williams Cos., Inc. (The)
3.70%, 1/15/23		642	591,472
Williams Partners LP
5.25%, 3/15/20		400	431,348

			5,067,205

			5,920,811

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		621	565,385
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		320	348,576

			913,961

Total Corporates - Investment Grades (cost $53,942,294)			53,023,775

ASSET-BACKED SECURITIES - 8.8%
Autos - Fixed Rate - 6.1%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		1,464	1,462,405
Ally Master Owner Trust

	Principal Amount (000)		U.S. $ Value
Series 2011-3, Class A2
1.81%, 5/15/16	U.S.$	1,105	$1,114,142
Series 2013-1, Class A2
1.00%, 2/15/18		805	798,469
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		655	655,798
Series 2012-4, Class A2
0.49%, 4/08/16		628	627,697
Series 2013-1, Class A2
0.49%, 6/08/16		672	671,550
Series 2013-3, Class A3
0.92%, 4/09/18		1,245	1,240,495
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (b)		767	765,744
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class A
2.802%, 5/20/18 (b)		1,760	1,827,202
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	417,137
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		380	381,398
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		575	573,717
CFC LLC
Series 2013-1A, Class A
1.65%, 7/17/17 (b)		683	681,243
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		360	361,294
Series 2013-1A, Class A
1.29%, 10/16/17 (b)		456	455,297
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		685	684,603
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		374	373,626
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)	CAD	527	511,966
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	225	221,729
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		480	479,804
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		2,185	2,165,514
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		132	131,877

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (b)	U.S.$	875	$873,258
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	167,733
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		613	611,624
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)		1,193	1,185,715
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (b)		325	324,782
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		185	184,871
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (b)		186	185,851
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		492	491,719
Series 2013-3, Class C
1.81%, 4/15/19		905	879,820
Series 2013-4, Class A3
1.11%, 12/15/17		1,020	1,020,255
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		354	354,160

			22,882,495

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		795	792,191
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (b)		820	762,963
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		835	818,478
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		800	797,074
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		645	637,339
Series 2012-7, Class A
1.76%, 9/15/22		555	531,702
Series 2013-1, Class A
1.35%, 3/15/21		1,385	1,350,114
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	369,031
Series 2013-A, Class A
1.61%, 12/15/21		373	364,605

			6,423,497

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.6%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.591%, 9/15/17 (b)(d)	U.S.$	809	$808,941
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.571%, 1/15/18 (d)		797	792,694
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.682%, 6/20/17 (d)		600	601,960

			2,203,595

Other ABS - Fixed Rate - 0.2%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)		262	262,147
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		326	327,063
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		128	128,199

			717,409

Credit Cards - Floating Rate - 0.1%
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.761%, 3/18/14 (b)(d)		514	514,866

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.46%, 3/25/36 (d)		809	511,590

Total Asset-Backed Securities (cost $33,558,703)			33,253,452

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Non-Agency Fixed Rate CMBS - 7.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		990	1,088,249
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.715%, 9/11/38		75	82,661
Series 2006-T24, Class AJ
5.598%, 10/12/41		325	308,140
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (b)		885	841,495

	Principal Amount (000)		U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.748%, 3/15/49	U.S.$	334	$368,142
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		55	60,762
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		455	441,148
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.798%, 6/15/38		320	321,059
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		365	380,500
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.772%, 5/15/46		895	1,007,276
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)		515	509,894
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		530	551,516
Series 2007-GG9, Class A4
5.444%, 3/10/39		664	736,013
Series 2007-GG9, Class AM
5.475%, 3/10/39		598	637,533
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		411	381,729
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		853	843,927
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.506%, 4/10/38		14	14,426
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		1,000	991,842
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		816	800,578
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		503	553,130
Series 2007-CB19, Class AM
5.711%, 2/12/49		295	316,532
Series 2007-CB20, Class A1A
5.746%, 2/12/51		1,654	1,872,113
Series 2007-LD11, Class A4
5.814%, 6/15/49		248	278,211
Series 2007-LD12, Class AM
6.00%, 2/15/51		245	270,208
Series 2007-LDPX, Class A3
5.42%, 1/15/49		435	483,070
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)		354	364,658

	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.528%, 6/15/29	U.S.$	70	$71,414
Series 2006-C1, Class A4
5.156%, 2/15/31		38	41,404
Series 2007-C1, Class A4
5.424%, 2/15/40		1,100	1,222,646
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		227	228,599
Series 2006-C2, Class A1A
5.739%, 8/12/43		621	688,912
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	27,388
Series 2007-9, Class A4
5.70%, 9/12/49		125	140,064
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,326	2,553,733
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.647%, 6/11/42		1,415	1,596,870
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)		553	544,430
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	262,995
Series 2012-C4, Class A5
2.85%, 12/10/45		544	503,855
Series 2013-C5, Class A4
3.185%, 3/10/46		1,366	1,307,640
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.726%, 5/15/43		1,605	1,777,398
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		862	831,915

			26,304,075

Non-Agency Floating Rate CMBS - 0.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51 (e)		258	279,630
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.895%, 12/05/31 (b)(d)		405	401,834
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.045%, 11/08/29 (b)(d)		815	807,915

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.312%, 9/15/21 (b)(d)	U.S.$	598	$596,702

			2,086,081

Total Commercial Mortgage-Backed Securities (cost $28,797,028)			28,390,156

MORTGAGE PASS-THROUGHS - 1.6%
Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
3.50%, 8/01/43, TBA		5,410	5,453,956

Agency ARMs - 0.1%
Federal Home Loan Mortgage Corp.
2.385%, 11/01/35 (d)		399	420,392

Total Mortgage Pass-Throughs (cost $5,817,684)			5,874,348

CORPORATES - NON-INVESTMENT GRADES - 1.0%
Financial Institutions - 0.7%
Banking - 0.6%
Bank of America Corp.
Series U
5.20%, 6/01/23		657	591,300
Barclays Bank PLC
7.625%, 11/21/22		378	376,110
Citigroup, Inc.
5.95%, 1/30/23		740	717,800
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (b)	EUR	410	769,566

			2,454,776

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22	U.S.$	332	351,920

			2,806,696

Industrial - 0.3%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)		63	60,480

Capital Goods - 0.2%
B/E Aerospace, Inc.
5.25%, 4/01/22		260	268,125
Ball Corp.
5.00%, 3/15/22		255	255,638

			523,763

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	U.S.$	260	$265,200

Energy – 0.0%
Cimarex Energy Co.
5.875%, 5/01/22		134	138,690

			988,133

Total Corporates - Non-Investment Grades (cost $3,895,766)			3,794,829

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Non-Agency Floating Rate - 0.5%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.38%, 12/25/36 (d)		852	491,396
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.44%, 3/25/35 (d)		458	369,653
IndyMac INDX Mortgage Loan Trust
Series 2006-AR15, Class A1
0.31%, 7/25/36 (d)		642	451,126
Series 2006-AR27, Class 2A2
0.39%, 10/25/36 (d)		680	554,300

			1,866,475

Non-Agency Fixed Rate - 0.1%
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		572	494,743

Total Collateralized Mortgage Obligations (cost $2,508,805)			2,361,218

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)		355	351,450

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)		324	364,905

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		310	345,598

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18 (b)		505	513,837

	Principal Amount (000)		U.S. $ Value
South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (b)	U.S.$	450	$461,023

Total Quasi-Sovereigns (cost $2,003,465)			2,036,813

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42		930	925,694
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/38		990	996,782

Total Local Governments - Municipal Bonds (cost $1,929,125)			1,922,476

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Basic - 0.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		238	201,741

Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (b)		375	355,889
VimpelCom Holdings BV
5.20%, 2/13/19 (b)		315	309,669

			665,558

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		370	366,300

Total Emerging Markets - Corporate Bonds (cost $1,313,264)			1,233,599

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (b)		518	454,545

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		16	16,860

Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (b)		360	379,800

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)		71	82,984

Total Governments - Sovereign Bonds (cost $964,267)			934,189

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The) 5.10% (cost $138,750)	5,550	$139,416

SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 5.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $18,732,312)	18,732,312	18,732,312

Total Investments - 138.1% (cost $531,692,146) (g)		519,137,313
Other assets less liabilities - (38.1)% (h)		(143,245,716)

Net Assets - 100.0%		$375,891,597

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	22	September 2013	$3,132,927	$2,949,375	$183,552
U.S. T-Note 10 Yr (CBT) Futures	416	September 2013	53,774,515	52,598,000	1,176,515
U.S. T-Note 2 Yr (CBT) Futures	17	September 2013	3,742,893	3,745,312	(2,419)
U.S. T-Note 5 Yr Futures	168	September 2013	20,544,671	20,389,688	154,983

					$1,512,631

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	2,568	USD	3,355	8/07/13	$(60,538)
State Street Bank & Trust Co.	GBP	3,825	USD	5,897	8/07/13	77,955
State Street Bank & Trust Co.	USD	1,667	GBP	1,116	8/07/13	30,629
State Street Bank & Trust Co.	CAD	4,367	USD	4,183	9/06/13	(65,489)
State Street Bank & Trust Co.	JPY	265,355	USD	2,660	9/06/13	(50,613)

						$(68,056)

CENTRALLY CLEARED SWAPS

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME Group)		$5,250	5/21/23	3 Month LIBOR	2.020%	$(323,845)
Morgan Stanley & Co., LLC/ (CME Group)	EUR	4,580	5/21/23	1.566%	6 Month EURIBOR	195,903

						$(127,942)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,000	11/17/13	1.059%	3 Month LIBOR	$(3,845)
Barclays Bank PLC	850	1/17/22	2.050%	3 Month LIBOR	30,551
JPMorgan Chase Bank, NA	7,780	10/13/13	0.687%	3 Month LIBOR	(21,240)
Morgan Stanley Capital Services LLC	9,790	3/12/14	0.563%	3 Month LIBOR	(33,351)
Morgan Stanley Capital Services LLC	1,100	2/21/42	2.813%	3 Month LIBOR	154,959
Morgan Stanley Capital Services LLC	830	3/6/42	2.804%	3 Month LIBOR	119,266

					$246,340

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA.:
CDX NAIG- Series 19 5 Year Index,
12/20/17*	1.00%	0.64%	$3,200	$52,350	$2,684	$49,666
Deutsche Bank AG:
Anadarko Petroleum Corp., 5.95% 9/15/16,
9/20/17*	1.00	0.73	440	5,316	(12,814)	18,130

				$57,666	$(10,130)	$67,796

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at July 31, 2013
Bank of America+	0.08%	– 0	–	$22,266,338
Barclays	0.13%	9/09/13		15,561,892
Barclays+	0.06%	– 0	–	16,984,245
JPMorgan Chase	0.18%	8/06/13		5,221,310
Morgan Stanley	0.11%	9/16/13		10,961,675
Morgan Stanley	0.12%	9/10/13		11,152,141
Morgan Stanley	0.17%	8/28/13		41,885,429

				$124,033,030

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2013

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $124,180,405.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $31,403,623 or 8.4% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2013.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(e)	Variable rate coupon, rate shown as of July 31, 2013.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,642,739 and gross unrealized depreciation of investments was $(14,197,572), resulting in net unrealized depreciation of $(12,554,833).
(h)	An amount of U.S. $823,625 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Inflation Strategy

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation - Linked Securities	$	– 0	–	$367,440,730		$	– 0	–	$367,440,730
Corporates - Investment Grades		– 0	–	53,023,775			– 0	–	53,023,775
Asset-Backed Securities		– 0	–	32,024,453			1,228,999		33,253,452
Commercial Mortgage-Backed Securities		– 0	–	25,425,713			2,964,443		28,390,156
Mortgage Pass - Throughs		– 0	–	5,874,348			– 0	–	5,874,348
Corporates - Non-Investment Grades		– 0	–	3,794,829			– 0	–	3,794,829
Collateralized Mortgage Obligations		– 0	–	– 0	–		2,361,218		2,361,218
Quasi-Sovereigns		– 0	–	2,036,813			– 0	–	2,036,813
Local Governments - Municipal Bonds		– 0	–	1,922,476			– 0	–	1,922,476
Emerging Markets - Corporate Bonds		– 0	–	1,233,599			– 0	–	1,233,599
Governments - Sovereign Bonds		– 0	–	934,189			– 0	–	934,189
Preferred Stocks		139,416		– 0	–		– 0	–	139,416
Short-Term Investments		18,732,312		– 0	–		– 0	–	18,732,312

Total Investments in Securities		18,871,728		493,710,925			6,554,660		519,137,313

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments* :
Assets:
Futures	$1,515,050		$	– 0	–	$	– 0	–	$1,515,050
Forward Currency Exchange Contracts	– 0	–		108,584			– 0	–	108,584
Centrally Cleared Swaps	– 0	–		195,903			– 0	–	195,903
Interest Rate Swaps	– 0	–		304,776			– 0	–	304,776
Credit Default Swaps	– 0	–		67,796			– 0	–	67,796
Liabilities:
Futures	(2,419)			– 0	–		– 0	–	(2,419)
Forward Currency Exchange Contracts	– 0	–		(176,640)			– 0	–	(176,640)
Centrally Cleared Swaps	– 0	–		(323,845)			– 0	–	(323,845)
Interest Rate Swaps	– 0	–		(58,436)			– 0	–	(58,436)

Total^	$20,384,359			$493,829,063			$6,554,660		$520,768,082

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities	Collateralized Mortgage Obligations
Balance as of 10/31/12	$944,751		$2,389,267	$	– 0	–
Accrued discounts/(premiums)	1,993		(16,497)		4,427
Realized gain (loss)	6,734		49,981		6,869
Change in unrealized appreciation/depreciation	(47,259)		(96,921)		(147,587)
Purchases	560,156		2,375,251		2,563,434
Sales	(237,376)		(962,418)		(65,925)
Transfers in to Level 3	– 0	–	578,768		– 0	–
Transfers out of Level 3	– 0	–	(1,352,988)		– 0	–

Balance as of 7/31/13+	$1,228,999		$2,964,443		$2,361,218

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(43,437)		$(96,921)		$(147,587)

	Total
Balance as of 10/31/12	$3,334,018
Accrued discounts/(premiums)	(10,077)
Realized gain (loss)	63,584
Change in unrealized appreciation/depreciation	(291,767)
Purchases	5,498,841
Sales	(1,265,719)
Transfers in to Level 3	578,768
Transfers out of Level 3	(1,352,988)

Balance as of 7/31/13	$6,554,660

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(287,945)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$1,228,999	Third Party Vendor	Evaluated Quotes	$63.24 - $100.22/$84.80
Commercial Mortgage-Backed Securities	$2,964,443	Third Party Vendor	Evaluated Quotes	$94.81 - $112.22/$106.41
Collateralized Mortgage Obligations	$2,361,218	Third Party Vendor	Evaluated Quotes	$57.67 - $86.45/$75.31

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.6%
Long-Term Municipal Bonds - 95.6%
Alabama - 2.0%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$12,340	$13,584,119
Series 2009 A
5.00%, 5/01/16	3,785	4,185,377

		17,769,496

Alaska - 0.4%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	400	447,792
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,421,281

		3,869,073

Arizona - 2.5%
Arizona Brd of Regents (Arizona St Univ Cop)
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,514,128
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	2,850	3,095,927
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
5.00%, 7/01/26	3,330	3,703,859
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	2,010,794
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	3,140	3,572,064

		21,896,772

Arkansas - 0.1%
Fort Smith AR Sales & Use Tax
2.375%, 5/01/27	635	637,089

California - 2.0%
California GO
5.00%, 10/01/16-9/01/20	9,580	11,238,914
Series 2011A
5.00%, 10/01/20	5,000	5,878,650
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 200632F
5.25%, 5/01/18	290	339,706
Series 2010C
5.00%, 5/01/19	450	527,098

		17,984,368

	Principal Amount (000)	U.S. $ Value
Colorado - 2.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	$375	$422,385
Series 2011B
4.00%, 11/15/14	4,730	4,932,491
Series 2012A
5.00%, 11/15/24-11/15/25	8,395	8,976,826
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	214,062
Series 2013A
5.00%, 12/01/19	4,015	4,613,677
Plaza Met Dist #1 CO
5.00%, 12/01/20	1,310	1,382,155
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	479,450

		21,021,046

Connecticut - 0.8%
Connecticut Clean Wtr Fund (Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,037,588
Connecticut GO
AMBAC Series 2005B
2.124%, 6/01/16 (a)	1,750	1,800,032

		6,837,620

District of Columbia - 0.2%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,506,198

Florida - 10.3%
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	315	347,190
Series 2011A-1
5.00%, 6/01/15	1,720	1,843,909
Series 2012A
5.00%, 6/01/22	2,315	2,552,473
Series 2012A-1
5.00%, 6/01/16-6/01/19	13,220	14,868,177
NPFGC Series A
5.00%, 3/01/15	275	292,427
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/17	16,440	18,813,278
Series 2013C
5.00%, 6/01/19	7,550	8,916,172
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/16	550	613,008
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2011B
5.00%, 7/01/20	3,775	4,362,314

	Principal Amount (000)	U.S. $ Value
Series 2013A
4.00%, 7/01/16	$1,765	$1,911,495
5.00%, 7/01/18-7/01/19	3,905	4,512,660
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	700	750,645
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,197,294
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	1,900	2,029,713
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/13	420	423,142
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	1,955,399
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,247,522
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/13	1,000	1,007,490
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	1,900	1,664,875
Miami Dade Cnty FL SPL Tax
Series 2012A
5.00%, 10/01/23	1,500	1,686,150
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/14-10/01/15	5,280	5,555,093
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	1,565	1,736,086

		90,286,512

Georgia - 1.5%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	2,873,950
Catoosa Cnty GA SD GO
3.00%, 8/01/13	2,380	2,380,000
4.00%, 8/01/14	4,470	4,637,714
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,498,949

		13,390,613

Illinois - 3.7%
Chicago IL Brd of Ed GO
Series 2010F
5.00%, 12/01/17	1,690	1,907,114

	Principal Amount (000)	U.S. $ Value
Chicago IL GO
Series 2008A
5.25%, 1/01/21	$1,165	$1,258,398
Series 2010A
5.00%, 1/01/24	1,975	2,075,310
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
5.00%, 1/01/17	1,930	2,147,974
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/15	1,250	1,332,300
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,595,526
Cook Cnty IL GO
Series 2010G
5.00%, 11/15/25	2,200	2,346,190
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/16	5,690	6,364,607
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	30	30,053
Illinois GO
5.00%, 8/01/15	6,050	6,512,886
Series 2006A
5.00%, 6/01/19	1,040	1,157,364
Series 2010
5.00%, 1/01/18	500	556,465
Illinois Sales Tax
5.00%, 6/15/17 (b)	1,450	1,651,956
Springfield ILL Metro San Dist
Series 2011A
5.00%, 1/01/21	2,170	2,367,362

		32,303,505

Indiana - 0.9%
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,617,138
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	2,260	2,303,889

		7,921,027

Kentucky - 0.5%
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/25	2,275	2,548,887
AGM
5.25%, 7/01/14	1,410	1,472,929

		4,021,816

Louisiana - 1.6%
Louisiana Gas & Fuels Tax
Series 2012A
5.00%, 5/01/23-5/01/27	11,560	12,762,851

	Principal Amount (000)	U.S. $ Value
Orleans Parish LA Par SD GO
AGM
4.00%, 9/01/13	$910	$912,812

		13,675,663

Maryland - 1.5%
Baltimore MD GO
Series 2013B
5.00%, 10/15/14	4,870	5,142,671
Maryland GO
Series 2012
5.00%, 3/15/16	7,130	7,937,615

		13,080,286

Massachusetts - 9.2%
Boston MA GO
Series 2012A
5.00%, 4/01/15	1,300	1,399,021
Massachusetts GO
Series 2005A
5.00%, 3/01/15 (Pre-refunded/ETM)	4,580	4,915,119
AGM Series 2006C
2.242%, 11/01/19 (a)	9,575	9,934,828
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/15	1,430	1,546,188
Massachusetts Sch Bldg Auth
Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	33,855	36,946,300
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
2.977%, 6/01/20 (a)	3,000	3,191,010
Massachusetts St Hea (Massachusetts Inst of Tech)
Series 2009O
5.00%, 7/01/16	3,730	4,188,193
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
2.754%, 8/01/22 (a)	3,240	3,240,227
Series 20131
5.00%, 2/01/19	7,975	9,440,406
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/22-7/01/25	5,025	5,600,735

		80,402,027

Michigan - 2.8%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	1,120	1,148,022
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/21	3,750	3,711,263
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/23	17,050	17,633,110

	Principal Amount (000)	U.S. $ Value
Univ of Michigan
Series 2012C
4.00%, 4/01/14	$1,795	$1,839,426

		24,331,821

Minnesota - 0.8%
Hennepin Cnty MN GO
Series 2013A
5.00%, 12/01/14	5,095	5,414,253
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,469,113

		6,883,366

Mississippi - 0.3%
Mississippi Dev Bank (Mississippi Lease Dept of Trsnp)
Series 2013
5.00%, 1/01/19	1,500	1,724,475
Series 2013A
5.00%, 1/01/19	1,000	1,149,650

		2,874,125

Missouri - 0.9%
Bi-State Dev Agy MO
Series 2010B
4.00%, 10/15/13 (Pre-refunded/ETM)	5,900	5,943,660
Springfiled MO Pub Util
5.00%, 12/01/17	1,390	1,578,470

		7,522,130

Nevada - 3.5%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	24,705	25,483,208
Series 2010D
5.00%, 7/01/21-7/01/22	775	865,017
Clark Cnty NV SD GO
NPFGC-RE Series 2005A
5.00%, 6/15/18	450	487,697
Reno NV GO
5.00%, 6/01/19	2,210	2,496,062
Series 2013A
5.00%, 6/01/19	1,000	1,129,440

		30,461,424

New Hampshire - 0.9%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/23	7,170	7,768,121

New Jersey - 1.9%
Morris-Union NJ JT COMM COP
5.00%, 8/01/17	2,340	2,589,842

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	$480	$549,998
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/20	10,000	11,505,700
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/23	1,800	2,040,984

		16,686,524

New Mexico - 1.1%
Albuquerque NM GO
Series 2013A
4.00%, 7/01/16	4,925	5,364,802
New Mexico Fin Auth (New Mexico Fed Hwy Grant)
5.00%, 6/15/22	3,330	3,929,900

		9,294,702

New York - 8.6%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.506%, 9/01/15 (a)	3,500	3,493,490
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	9,938,837
Series 2012F
5.00%, 11/15/26	3,635	3,908,388
Series 2013A
5.00%, 11/15/26	2,300	2,480,619
New York NY GO
AGM Series 2005K
3.903%, 8/01/16 (a)	1,700	1,798,379
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	3,875	4,237,855
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	6,830	7,586,832
Series 20131
5.00%, 11/01/16-11/01/18	20,080	23,192,085
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,336,420
Series 2011E
5.00%, 8/15/14	2,790	2,928,021
Series 2012B
5.00%, 3/15/20	7,900	9,291,111
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,385,920

		75,577,957

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.4%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	$6,700	$7,631,434
North Carolina GO
Series 2013E
5.00%, 5/01/16	2,330	2,603,332
North Carolina Ltd. Oblig
Series 2013A
5.00%, 5/01/16	1,600	1,777,984

		12,012,750

Ohio - 0.1%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	792,120

Oregon - 3.1%
Deschutes Cnty OR SD #1 GO
5.00%, 6/15/20	5,180	6,116,959
Multnomah Cnty OR SD #1J GO
Series 2013A
5.00%, 6/15/15	14,605	15,818,091
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	4,605	5,060,342

		26,995,392

Pennsylvania - 9.2%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
AGM
5.00%, 6/01/19	2,250	2,580,525
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	538,408
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/21	7,550	8,507,264
Series 2012A
5.00%, 7/01/18-7/01/19	25,815	30,267,790
Pennsylvania GO
Series 2013
5.00%, 4/01/16	15,650	17,377,916
NPFGC-RE
5.50%, 2/01/14	5,290	5,428,016
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/16	5,000	5,531,800
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/23-4/01/26	5,150	5,416,852
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	1,900	1,969,198
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	1,972,170

	Principal Amount (000)	U.S. $ Value
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	$550	$633,496

		80,223,435

Puerto Rico - 1.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	2,000	1,978,060
Series 2010AAA
5.25%, 7/01/21	1,830	1,838,327
NPFGC
5.00%, 7/01/19	3,400	3,488,944
Puerto Rico Govt Dev Bank
Series 2006C
5.25%, 1/01/15	3,535	3,619,486
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.183%, 7/01/28 (a)	4,650	3,214,405
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	287,070

		14,426,292

South Carolina - 0.9%
Horry Cnty SC SD GO
Series 2012B
5.00%, 3/01/16	1,470	1,622,895
Renewable Water Resources Sew Sys SC
5.00%, 1/01/24	2,570	2,918,646
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/15	3,200	3,503,136

		8,044,677

Tennessee - 0.3%
Met Govt Nashville-DAV TN GO
5.00%, 7/01/23	2,385	2,779,622

Texas - 8.1%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	6,240	7,027,772
Corpus Christi TX Util Sys
5.00%, 7/15/21	5,675	6,545,602
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	2,135	2,184,724
Fort Worth TX ISD GO
5.00%, 2/15/15	4,000	4,279,320
Garland TX GO
Series 2010
5.00%, 2/15/26	500	552,945
Georgetown TX ISD GO
Series 2013A
5.00%, 2/15/22 (b)	5,965	7,048,602
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,412,120

	Principal Amount (000)	U.S. $ Value
Houston TX ISD GO
2.00%, 6/01/29	$4,345	$4,397,661
Houston TX Util Sys
Series 2011D
5.00%, 11/15/27	2,735	2,980,275
Series 2011E
5.00%, 11/15/14	6,900	7,312,344
Lubbock TX GO
5.00%, 2/15/19	1,740	2,036,705
Midlothian TX ISD GO
Series 2011B
2.25%, 8/01/51	5,000	5,088,700
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	3,625	3,990,001
Rockwall ISD
5.00%, 2/15/19 (b)	3,280	3,865,808
San Antonio TX Elec & Gas
5.00%, 2/01/21	7,110	8,364,844
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	1,883,189
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,233,667

		71,204,279

Virginia - 3.5%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	6,489,340
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/16-2/01/21	13,430	15,186,205
Series 2010B
5.00%, 2/01/14	3,000	3,070,770
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
4.00%, 8/01/13	4,050	4,050,000
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,655	1,787,566

		30,583,881

Washington - 4.8%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,944,365
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,687,818
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	794,954
Series 2012A
5.00%, 7/01/19	4,200	4,954,866

	Principal Amount (000)	U.S. $ Value
King Cnty WA SD #414 GO
5.00%, 12/01/16	$3,735	$4,231,120
Seattle WA Mun Light & Pwr
Series 2010B
5.00%, 2/01/20	4,080	4,796,938
Tacoma WA Elec Sys
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,650,730
Washington St GO
Series 2005R
5.00%, 7/01/15 (Pre-refunded/ETM)	1,125	1,221,559
Series 2009 B
5.00%, 1/01/22	710	812,183
Series 2010E
5.00%, 2/01/19	3,295	3,875,744
Series 2013D
5.00%, 2/01/23	3,385	3,967,897

		41,938,174

Wisconsin - 2.2%
Wisconsin Clean Wtr (Wisconsin SRF)
Series 20131
5.00%, 6/01/24	4,490	5,190,979
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
Series 20131
5.00%, 7/01/23-7/01/24	12,000	13,951,830

		19,142,809

Total Municipal Obligations (cost $847,666,559)		836,146,712

CORPORATES - INVESTMENT GRADES - 2.7%
Financial Institutions - 2.2%
Banking - 2.0%
Bank of America Corp.
7.375%, 5/15/14	1,200	1,260,180
Capital One Financial Corp.
2.125%, 7/15/14	736	745,299
Citigroup, Inc.
2.25%, 8/07/15	6,372	6,494,132
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	1,510	1,540,369
6.00%, 5/01/14	1,200	1,247,123
JPMorgan Chase & Co.
2.05%, 1/24/14	1,570	1,581,798
Morgan Stanley
1.75%, 2/25/16	3,362	3,358,174
5.375%, 10/15/15	1,000	1,078,829

		17,305,904

Finance - 0.2%
General Electric Capital Corp.
2.15%, 1/09/15	1,576	1,608,883

		18,914,787

	Principal Amount (000)	U.S. $ Value
Industrial - 0.4%
Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
6.50%, 11/15/13	$904	$918,643

Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
1.25%, 2/27/15	800	803,846

Technology - 0.2%
International Business Machines Corp.
0.55%, 2/06/15	1,715	1,717,338

		3,439,827

Utility - 0.1%
Electric - 0.1%
Exelon Generation Co. LLC
5.35%, 1/15/14	831	848,200

Total Corporates - Investment Grades (cost $23,080,154)		23,202,814

AGENCIES - 0.7%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (b) (cost $5,763,384)	5,315	6,023,357

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $7,260,185)	7,260,185	7,260,185

	Principal Amount (000)
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 11/14/13 (b) (cost $1,299,647)	$1,300	1,299,647

Total Short-Term Investments (cost $8,559,832)		8,559,832

	Principal Amount (000)	U.S. $ Value
Total Investments - 99.9% (cost $885,069,929) (d)		$873,932,715
Other assets less liabilities - 0.1%		607,410

Net Assets - 100.0%		$874,540,125

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	4/08/15	2.22%	CPI#	$(40,250)
Barclays Bank PLC	38,000	4/24/15	2.02%	CPI#	(584,180)
Barclays Bank PLC	5,500	6/01/15	2.038%	CPI#	(32,077)
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI#	(178,693)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI#	19,121
Barclays Bank PLC	5,500	6/02/19	2.58%	CPI#	(212,769)
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI#	(91,266)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI#	201,398
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI#	3,730
Barclays Bank PLC	2,000	11/10/20	2.50%	CPI#	(17,824)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI#	(340,850)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI#	(163,734)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI#	(495,031)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI#	(465,720)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI#	(95,568)
Citibank, NA	2,000	4/15/14	2.06%	CPI#	(17,197)
Citibank, NA	10,000	5/04/16	2.71%	CPI#	(429,582)
Citibank, NA	14,000	5/30/17	2.125%	CPI#	(246,141)
Citibank, NA	11,500	6/21/17	2.153%	CPI#	(197,869)
Citibank, NA	22,000	7/02/18	2.084%	CPI#	87,030
Citibank, NA	9,000	6/29/22	2.398%	CPI#	(65,923)
Citibank, NA	5,400	7/19/22	2.400%	CPI#	(21,902)
Citibank, NA	4,000	8/10/22	2.55%	CPI#	(58,837)
Citibank, NA	15,500	12/07/22	2.748%	CPI#	(479,016)
Citibank, NA	47,000	5/24/23	2.533%	CPI#	(433,787)
Citibank, NA	15,800	2/08/28	2.94%	CPI#	(590,814)
Deutsche Bank AG	16,300	6/30/14	1.998%	CPI#	(188,911)
Deutsche Bank AG	14,200	7/21/14	2.155%	CPI#	(247,376)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI#	(440,131)
Deutsche Bank AG	9,800	9/07/21	2.40%	CPI#	(82,672)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$32,000	5/30/14	1.575%	CPI#	$(240,767)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI#	1,845
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI#	(204,113)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI#	(75,360)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI#	(198,937)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI#	26,074
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI#	55,938
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI#	61,968
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI#	(680,550)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.88%	CPI#	(358,039)
Morgan Stanley Capital Services LLC	9,000	10/28/13	1.61%	CPI#	220,096
Morgan Stanley Capital Services LLC	22,000	10/03/14	1.530%	CPI#	159,236
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI#	(194,198)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.11%	CPI#	(82,509)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI#	(1,030,774)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.37%	CPI#	239
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI#	(538,849)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI#	(250,640)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI#	(251,246)

					$(9,487,427)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of July 31, 2013.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $10,242,977.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,268,967 and gross unrealized depreciation of investments was $(17,406,181), resulting in net unrealized depreciation of $(11,137,214).

As of July 31, 2013, the Fund held 5.3% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SRF	-	State Revolving Fund

AllianceBernstein Municipal Bond Inflation Strategy

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$834,734,504		$1,412,208		$836,146,712
Corporates - Investment Grades		– 0	–	23,202,814		– 0	–	23,202,814
Agencies		– 0	–	6,023,357		– 0	–	6,023,357
Short-Term Investments:
Investment Companies		7,260,185		– 0	–	– 0	–	7,260,185
U.S. Treasury Bills		– 0	–	1,299,647		– 0	–	1,299,647

Total Investments in Securities		7,260,185		865,260,322		1,412,208		873,932,715
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	836,675		– 0	–	836,675
Liabilities:
Inflation (CPI) Swaps		– 0	–	(10,324,102)		– 0	–	(10,324,102)

Total^		$7,260,185		$855,772,895		$1,412,208		$864,445,288

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Inflation (CPI) Swaps			Total
Balance as of 10/31/12	$896,677			$1,823,334		$2,720,011
Accrued discounts/(premiums)	(7,881)			– 0	–	(7,881)
Realized gain (loss)	1,470			– 0	–	1,470
Change in unrealized appreciation/depreciation	(81,123)			– 0	–	(81,123)
Purchases	1,453,065			– 0	–	1,453,065
Sales	(850,000)			– 0	–	(850,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,823,334)		(1,823,334)

Balance as of 7/31/13+	$1,412,208		$	– 0	–	$1,412,208

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(64,762)		$	– 0	–	$(64,762)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

July 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.9%
Energy - 24.6%
Coal & Consumable Fuels - 0.4%
Adaro Energy Tbk PT	741,200	$50,391
Cameco Corp.	47,680	968,362
China Coal Energy Co., Ltd. - Class H	117,680	62,755
China Shenhua Energy Co., Ltd. - Class H	62,300	179,822
Consol Energy, Inc.	4,200	130,326
Exxaro Resources Ltd.	36,510	562,761
Indo Tambangraya Megah Tbk PT	26,700	62,803
Peabody Energy Corp.	5,000	82,800
Tambang Batubara Bukit Asam Persero Tbk PT	142,953	138,356

		2,238,376

Integrated Oil & Gas - 17.6%
BG Group PLC	264,410	4,767,884
BP PLC	907,790	6,271,764
Cenovus Energy, Inc.	13,800	408,720
Chevron Corp.	98,860	12,445,486
China Petroleum & Chemical Corp. - Class H	3,265,350	2,425,269
ENI SpA	199,160	4,398,871
Exxon Mobil Corp.	212,554	19,926,938
Galp Energia SGPS SA	27,769	443,557
Gazprom OAO (Sponsored ADR) (a)	531,266	4,127,937
Hess Corp.	21,040	1,566,638
Husky Energy, Inc.	10,600	305,481
Imperial Oil Ltd.	6,100	261,734
LUKOIL OAO (London) (Sponsored ADR)	11,316	672,849
MOL Hungarian Oil and Gas PLC	3,500	262,909
Murphy Oil Corp.	17,059	1,155,235
OMV AG	6,400	283,128
Origin Energy Ltd.	23,000	246,832
PetroChina Co., Ltd. - Class H	386,600	451,098
Petroleo Brasileiro SA	54,500	367,418
Petroleo Brasileiro SA (ADR)	130,100	1,774,564
Petroleo Brasileiro SA (Preference Shares)	77,000	549,819
Petroleo Brasileiro SA (Sponsored ADR)	59,800	857,532
Polskie Gornictwo Naftowe i Gazownictwo SA	195,400	378,755
PTT PCL	116,800	1,235,169
Repsol SA	15,600	373,887
Rosneft OAO (GDR) (b)	56,441	399,602
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	178,556	6,094,867
Royal Dutch Shell PLC - Class A	85,968	2,933,328
Royal Dutch Shell PLC - Class B	106,530	3,768,009
Sasol Ltd.	10,000	459,445
Statoil ASA	54,260	1,177,802
Suncor Energy, Inc. (Toronto)	119,310	3,770,619
Surgutneftegas OAO (Sponsored ADR) (a)	51,730	411,254
Surgutneftegas OAO (Sponsored ADR) (Preference Shares) (a)	63,940	421,365
Total SA	108,999	5,808,382

		91,204,147

Oil & Gas Drilling - 0.5%
Diamond Offshore Drilling, Inc.	10,620	716,213
Helmerich & Payne, Inc.	7,410	468,312
Seadrill Ltd.	27,650	1,180,102

		2,364,627

Company	Shares	U.S. $ Value
Oil & Gas Equipment & Services - 0.7%
Aker Solutions ASA	50,550	$761,778
Halliburton Co.	23,210	1,048,860
Schlumberger Ltd.	20,380	1,657,506

		3,468,144

Oil & Gas Exploration & Production - 5.2%
Anadarko Petroleum Corp.	31,350	2,775,102
Apache Corp.	8,400	674,100
ARC Resources Ltd.	5,300	133,648
Athabasca Oil Corp. (a)	29,000	203,573
Baytex Energy Corp.	3,130	127,077
Bonavista Energy Corp.	12,000	150,482
Cabot Oil & Gas Corp.	12,530	950,025
Canadian Natural Resources Ltd.	23,500	728,269
Canadian Oil Sands Ltd.	8,900	172,784
Chesapeake Energy Corp.	12,100	281,930
Cimarex Energy Co.	12,280	938,560
CNOOC Ltd.	374,200	675,336
Cobalt International Energy, Inc. (a)	4,700	135,595
Concho Resources, Inc. (a)	1,800	161,442
ConocoPhillips	26,400	1,712,304
Continental Resources, Inc./OK (a)	2,000	184,600
Crescent Point Energy Corp.	7,900	299,586
Denbury Resources, Inc. (a)	7,200	126,000
Devon Energy Corp.	7,040	387,270
DNO International ASA (a)	272,950	590,235
EnCana Corp.	13,500	236,851
Energen Corp.	3,600	215,604
Enerplus Corp.	12,900	209,620
EOG Resources, Inc.	18,430	2,681,381
EQT Corp.	2,700	233,550
Inpex Corp.	40	174,892
Kunlun Energy Co., Ltd.	79,200	116,323
Lundin Petroleum AB (a)	46,540	1,022,059
Marathon Oil Corp.	16,150	587,214
MEG Energy Corp. (a)	8,400	256,555
Noble Energy, Inc.	23,600	1,474,764
NovaTek OAO (Sponsored GDR) (b)	1,700	197,710
Occidental Petroleum Corp.	48,330	4,303,786
OGX Petroleo e Gas Participacoes SA (a)	110,500	31,968
Pacific Rubiales Energy Corp.	17,400	338,310
Penn West Petroleum Ltd.	26,600	314,663
Pioneer Natural Resources Co.	2,900	448,804
PTT Exploration & Production PCL	42,000	209,329
QEP Resources, Inc.	11,400	347,586
Range Resources Corp.	3,000	237,300
Santos Ltd.	17,300	212,281
Southwestern Energy Co. (a)	6,400	248,256
Talisman Energy, Inc.	18,900	214,191
Tatneft OAO (Sponsored ADR) (a)	5,785	213,062
Tourmaline Oil Corp. (a)	3,800	146,473
Tullow Oil PLC	16,600	262,590

Company	Shares	U.S. $ Value
Ultra Petroleum Corp. (a)	6,120	$132,498
Vermilion Energy, Inc.	2,300	123,364
Whiting Petroleum Corp. (a)	2,400	123,528
Woodside Petroleum Ltd.	14,400	486,255

		27,208,685

Oil & Gas Refining & Marketing - 0.2%
Valero Energy Corp.	26,810	958,994

		127,442,973

Materials - 12.5%
Aluminum - 0.1%
Alcoa, Inc.	30,910	245,734
Alumina Ltd. (a)	101,600	88,431
Aluminum Corp. of China Ltd. (a)	390,800	120,197
Norsk Hydro ASA	33,540	142,579

		596,941

Commodity Chemicals – 0.2%
LyondellBasell Industries NV - Class A	18,660	1,282,129

Diversified Metals & Mining - 5.9%
Anglo American PLC	50,280	1,078,536
Antofagasta PLC	29,300	393,049
BHP Billiton Ltd.	263,970	8,252,947
BHP Billiton PLC	76,170	2,180,325
Dowa Holdings Co., Ltd.	61,000	557,029
First Quantum Minerals Ltd.	25,300	406,436
Freeport-McMoRan Copper & Gold, Inc.	87,461	2,473,397
Glencore Xstrata PLC (a)	421,806	1,781,349
Grupo Mexico SAB de CV	137,600	422,407
KGHM Polska Miedz SA	8,900	308,400
Minera Frisco SAB de CV (a)	131,200	287,715
MMC Norilsk Nickel OJSC (ADR)	108,049	1,448,937
Rio Tinto Ltd.	12,610	652,142
Rio Tinto PLC	159,820	7,191,945
Southern Copper Corp.	13,600	354,552
Sumitomo Metal Mining Co., Ltd.	25,000	325,859
Teck Resources Ltd.	90,450	2,118,807
Turquoise Hill Resources Ltd. (a)	20,200	80,832

		30,314,664

Fertilizers & Agricultural Chemicals – 1.3%
Agrium, Inc.	12,362	1,048,802
CF Industries Holdings, Inc.	900	176,409
Israel Chemicals Ltd.	39,800	317,375
Israel Corp., Ltd. (The) (a)	300	140,643
K&S AG	3,000	74,102
Monsanto Co.	28,570	2,822,145
Mosaic Co. (The)	5,700	234,213
Potash Corp. of Saskatchewan, Inc.	30,760	892,462
Syngenta AG	1,600	632,659
Uralkali OJSC (Sponsored GDR) (b)	8,577	186,121
Yara International ASA	2,900	130,145

		6,655,076

Company	Shares	U.S. $ Value
Forest Products - 0.1%
Duratex SA	82,300	$471,141

Gold - 1.6%
Agnico-Eagle Mines Ltd.	11,600	329,896
AngloGold Ashanti Ltd.	13,187	173,033
Barrick Gold Corp.	29,000	479,992
Cia de Minas Buenaventura SA (ADR) - Class B	12,400	177,320
Eldorado Gold Corp.	47,300	373,482
Franco-Nevada Corp.	9,300	396,049
Gold Fields Ltd.	15,900	95,271
Goldcorp, Inc.	112,370	3,169,467
Kinross Gold Corp.	131,320	682,746
Koza Altin Isletmeleri AS	33,160	457,141
New Gold, Inc. (a)	72,390	525,781
Newcrest Mining Ltd.	16,800	185,050
Newmont Mining Corp.	16,200	486,000
Randgold Resources Ltd.	5,900	434,689
Real Gold Mining Ltd. (a)(c)(d)	124,500	7,063
Yamana Gold, Inc.	18,262	190,781

		8,163,761

Paper Products - 0.3%
Fibria Celulose SA (a)	14,000	155,873
International Paper Co.	7,900	381,649
Mondi PLC	57,610	858,407
Nine Dragons Paper Holdings Ltd.	111,600	70,394
Stora Enso Oyj	17,500	129,825
UPM-Kymmene Oyj	9,600	106,875

		1,703,023

Precious Metals & Minerals - 0.4%
Anglo American Platinum Ltd. (a)	7,800	275,953
Dominion Diamond Corp. (a)	29,500	416,835
Fresnillo PLC	4,900	76,947
Impala Platinum Holdings Ltd.	20,200	198,409
Industrias Penoles SAB de CV	3,000	94,152
North American Palladium Ltd. (a)	519,030	638,407
Silver Wheaton Corp.	12,200	280,561

		1,981,264

Specialty Chemicals - 0.4%
Johnson Matthey PLC	13,420	579,057
Koninklijke DSM NV	19,248	1,352,732

		1,931,789

Steel - 2.2%
ArcelorMittal (Euronext Amsterdam)	30,261	395,340
Bradespar SA	8,100	79,532
Cia Siderurgica Nacional SA	63,200	182,008
Commercial Metals Co.	66,380	1,028,226
Eregli Demir ve Celik Fabrikalari TAS	134,325	133,226
Fortescue Metals Group Ltd.	58,300	191,410
Fosun International Ltd.	170,900	129,464
Gerdau SA	36,200	231,511
Hitachi Metals Ltd.	10,000	120,048
Hyundai Hysco Co., Ltd.	4,400	154,351

Company	Shares	U.S. $ Value
Hyundai Steel Co.	1,700	$103,509
Industrias CH SAB de CV (a)	19,322	123,864
JFE Holdings, Inc. (a)	71,772	1,618,863
Kumba Iron Ore Ltd.	1,800	79,708
Maruichi Steel Tube Ltd.	5,500	132,323
Metalurgica Gerdau SA (Preference Shares)	9,400	75,114
Nippon Steel & Sumitomo Metal Corp.	274,495	796,372
Nucor Corp.	11,860	554,811
POSCO	2,421	695,349
Ternium SA (Sponsored ADR)	23,090	516,523
ThyssenKrupp AG (a)	13,600	295,456
Vale SA	47,253	642,509
Vale SA (Preference Shares)	69,633	859,214
Vale SA (Sponsored ADR) (Local Preference Shares)	173,460	2,135,293
Voestalpine AG	3,600	138,109
Yamato Kogyo Co., Ltd.	3,598	116,596

		11,528,729

		64,628,517

Equity:Other - 10.6%
Diversified/Specialty - 8.6%
Agung Podomoro Land Tbk PT	547,000	17,559
Alam Sutera Realty Tbk PT	894,900	60,860
Alexander’s, Inc.	150	45,300
Alexandria Real Estate Equities, Inc.	600	41,100
American Assets Trust, Inc.	2,100	68,040
ANF Immobilier	2,650	78,793
Armada Hoffler Properties, Inc.	54,031	587,317
Artis Real Estate Investment Trust	1,850	26,243
Australand Property Group	158,440	491,326
Ayala Land, Inc.	814,660	563,670
Azrieli Group	1,386	43,154
Beni Stabili SpA	36,700	23,760
BioMed Realty Trust, Inc.	2,000	41,320
Boral Ltd.	136,790	520,978
British Land Co. PLC	164,869	1,498,912
Bumi Serpong Damai PT	494,600	75,843
Buzzi Unicem SpA	28,860	426,410
CA Immobilien Anlagen AG (a)	3,100	39,000
Canadian Real Estate Investment Trust	650	26,054
Capital Property Fund	407,900	432,567
CapitaLand Ltd.	81,400	206,495
Central Pattana PCL	82,250	112,995
Chambers Street Properties	12,062	97,582
Cheung Kong Holdings Ltd.	38,000	532,888
Ciputra Property Tbk PT	189,600	16,945
Ciputra Surya Tbk PT	96,200	24,989
City Developments Ltd.	18,900	157,945
Cofinimmo	5,110	585,667
Country Garden Holdings Co., Ltd.	2,031,670	1,148,231
CyrusOne, Inc.	50,137	1,020,288
Daejan Holdings PLC	50	3,050
Dexus Property Group	594,404	560,296
DIC Asset AG	1,200	12,171
Digital Realty Trust, Inc.	12,610	697,207
Duke Realty Corp.	59,810	985,071
Dundee Real Estate Investment Trust	18,180	545,878

Company	Shares	U.S. $ Value
DuPont Fabros Technology, Inc.	2,100	$48,111
Eastern & Oriental Bhd	44,400	27,235
Eurobank Properties Real Estate Investment Co. (a)	2,950	27,119
Evergrande Real Estate Group Ltd. (a)	2,211,250	879,938
F&C Commercial Property Trust Ltd.	7,300	12,490
Fastighets AB Balder (a)	2,300	18,433
Fibra Uno Administracion SA de CV	223,070	712,553
Fonciere Des Regions	1,000	82,031
Forest City Enterprises, Inc. (a)	2,250	39,420
Franshion Properties China Ltd.	318,850	101,517
Gecina SA	350	42,861
Globe Trade Centre SA (a)	14,300	36,127
GPT Group	94,860	311,899
Granite Real Estate Investment Trust	850	28,427
Greentown China Holdings Ltd.	68,900	137,339
Growthpoint Properties Ltd.	281,240	708,598
Guangzhou R&F Properties Co., Ltd.	73,500	113,838
Hamborner REIT AG	1,100	10,307
Hang Lung Properties Ltd.	72,000	233,536
Helbor Empreendimentos SA	11,330	42,214
Helical Bar PLC	2,100	9,552
Henderson Land Development Co., Ltd.	75,210	468,418
Hopson Development Holdings Ltd. (a)	77,600	90,373
Hui Xian Real Estate Investment Trust	38,500	25,566
Hulic Co., Ltd.	9,500	113,690
Hysan Development Co., Ltd.	40,000	169,211
ICADE	12,650	1,143,886
IJM Land Bhd	27,700	24,233
IMMOFINANZ AG (a)	31,050	127,168
Intiland Development Tbk PT	551,500	21,433
Is Gayrimenkul Yatirim Ortakligi AS	23,205	16,676
Japan Hotel REIT Investment Corp.	1,000	385,549
Kawasan Industri Jababeka Tbk PT	1,076,591	30,307
Keppel Land Ltd.	43,000	124,576
Kerry Properties Ltd.	41,000	168,810
Kiwi Income Property Trust	21,200	19,205
KLCC Property Holdings Bhd	34,800	70,372
Klovern AB	4,600	19,294
Kungsleden AB	2,800	17,937
Land Securities Group PLC	127,881	1,848,599
Lexington Realty Trust	3,400	42,636
Lippo Karawaci Tbk PT	1,353,600	168,373
Londonmetric Property PLC	11,300	19,525
Longfor Properties Co., Ltd.	76,700	117,432
LPN Development PCL	503,700	342,774
Mapletree Commercial Trust	613,040	573,437
Mapletree Greater China Commercial Trust (a)(b)	28,000	20,701
Megaworld Corp.	1,048,900	78,151
Mexico Real Estate Management SA de CV (a)	440,880	885,712
Mitsubishi Estate Co., Ltd.	100,600	2,550,096
Mitsui Fudosan Co., Ltd.	123,400	3,719,557
Mobimo Holding AG (a)	200	41,947
Morguard Real Estate Investment Trust	1,850	28,891
Mucklow A & J Group PLC	1,400	8,548
New World China Land Ltd.	85,900	35,181
New World Development Co., Ltd.	997,200	1,451,935
Nomura Real Estate Holdings, Inc.	3,900	90,707
Nomura Real Estate Master Fund, Inc. (a)	100	99,173

Company	Shares	U.S. $ Value
Orco Property Group (a)	6,100	$18,497
Pakuwon Jati Tbk PT	853,900	31,552
Poly Property Group Co., Ltd.	190,800	103,509
Pruksa Real Estate PCL	49,400	29,672
Quality Houses PCL	347,600	30,207
Quintain Estates & Development PLC (a)	7,300	9,745
Redefine Properties Ltd.	179,900	179,070
Regal Entertainment Group - Class A	56,590	1,066,721
Resilient Property Income Fund Ltd.	18,900	99,076
SA Corporate Real Estate Fund Nominees Pty Ltd.	234,160	91,855
Sansiri PCL	354,950	30,392
Schroder Real Estate Investment Trust Ltd.	12,600	8,553
SeaWorld Entertainment, Inc.	27,015	990,640
Sentul City Tbk PT (a)	1,035,850	25,177
Shui On Land Ltd.	96,700	28,929
Sino Land Co., Ltd.	166,000	234,185
Soho China Ltd.	126,500	103,075
SP Setia Bhd	65,000	66,924
Spirit Realty Capital, Inc.	5,523	50,425
Sponda Oyj	17,450	89,698
ST Modwen Properties PLC	1,800	8,640
Sumitomo Realty & Development Co., Ltd.	66,700	2,786,803
Summarecon Agung Tbk PT	717,800	69,802
Sun Hung Kai Properties Ltd.	196,506	2,624,591
Suntec Real Estate Investment Trust	119,000	148,772
Supalai PCL	1,058,300	524,079
Swire Properties Ltd.	67,900	199,417
TAG Immobilien AG	1,650	19,564
Tebrau Teguh Bhd (a)	56,900	23,134
Tecnisa SA (a)	9,900	39,794
Tokyu Land Corp.	14,000	133,266
Unite Group PLC	1,540	9,168
United Urban Investment Corp.	50	62,097
UOL Group Ltd.	172,734	948,760
Vornado Realty Trust	1,650	139,936
Wallenstam AB	4,800	66,335
Washington Real Estate Investment Trust	1,900	51,072
Wereldhave Belgium NV	200	22,390
Wharf Holdings Ltd.	246,000	2,113,674
Wheelock & Co., Ltd.	94,000	488,237
Wihlborgs Fastigheter AB	1,050	17,208
WP Carey, Inc.	600	42,372
Yuexiu Property Co., Ltd.	417,200	104,801

		44,531,342

Health Care - 1.9%
Chartwell Retirement Residences	54,880	522,030
First Real Estate Investment Trust	23,400	22,356
HCP, Inc.	36,210	1,588,533
Health Care REIT, Inc.	18,320	1,181,456
Healthcare Realty Trust, Inc.	1,600	41,136
LTC Properties, Inc.	33,730	1,304,339
Medical Properties Trust, Inc.	83,340	1,216,764
National Health Investors, Inc.	850	53,202
Omega Healthcare Investors, Inc.	44,570	1,418,663
Primary Health Properties PLC	1,540	7,942
Sabra Health Care REIT, Inc.	21,710	569,670
Senior Housing Properties Trust	37,010	930,802

Company	Shares	U.S. $ Value
Ventas, Inc.	15,250	$1,002,535

		9,859,428

Triple Net - 0.1%
EPR Properties	800	40,304
National Retail Properties, Inc.	1,200	41,988
Realty Income Corp.	7,510	326,009

		408,301

		54,799,071

Residential - 4.8%
Multi-Family - 3.8%
Advance Residence Investment Corp.	70	141,444
Agile Property Holdings Ltd.	105,690	110,948
Apartment Investment & Management Co. - Class A	1,350	39,663
Associated Estates Realty Corp.	65,350	998,548
AvalonBay Communities, Inc.	4,630	626,624
Berkeley Group Holdings PLC	14,080	483,641
Boardwalk Real Estate Investment Trust	500	28,050
BRE Properties, Inc.	800	42,448
Brookfield Residential Properties, Inc. (a)	46,977	971,015
Camden Property Trust	600	42,324
Canadian Apartment Properties REIT	1,250	25,971
China Overseas Land & Investment Ltd.	930,440	2,672,278
China Resources Land Ltd.	98,630	270,631
China Vanke Co., Ltd. - Class B	434,274	787,137
Colonial Properties Trust	2,100	50,841
Consorcio ARA SAB de CV (a)	76,000	28,620
Corp. GEO SAB de CV (a)	23,600	3,289
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,200	144,238
Desarrolladora Homex SAB de CV (a)	14,600	4,309
Deutsche Annington Immobilien SE (a)	20,430	493,300
Deutsche Wohnen AG	5,160	90,950
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	43,300	59,996
Equity Lifestyle Properties, Inc.	1,000	38,490
Equity Residential	15,670	877,520
Essex Property Trust, Inc.	250	40,323
Ez Tec Empreendimentos e Participacoes SA	3,400	40,970
Gafisa SA (a)	34,100	41,255
GAGFAH SA (a)	7,500	86,501
Grainger PLC	6,010	15,913
GSW Immobilien AG	1,060	42,989
Home Properties, Inc.	600	38,286
JHSF Participacoes SA	12,800	31,701
Land and Houses PCL	216,000	69,736
LEG Immobilien AG (a)	18,926	951,736
Mid-America Apartment Communities, Inc.	19,290	1,303,039
Mirvac Group	421,264	620,655
MRV Engenharia e Participacoes SA	155,450	442,225
Northern Property Real Estate Investment Trust	1,200	31,779
PDG Realty SA Empreendimentos e Participacoes (a)	90,700	73,153
Persimmon PLC (a)	30,310	569,636
PIK Group (GDR) (a)(b)	22,072	47,808

Company	Shares	U.S. $ Value
Post Properties, Inc.	800	$37,216
PulteGroup, Inc. (a)	52,750	877,232
Rossi Residencial SA (a)	507,844	592,134
Sekisui Chemical Co., Ltd.	25,000	250,613
Shimao Property Holdings Ltd.	238,760	501,708
Sino-Ocean Land Holdings Ltd.	223,080	114,288
Stockland	428,360	1,377,940
Sun Communities, Inc.	23,340	1,130,123
Sunac China Holdings Ltd.	167,600	121,360
Taylor Wimpey PLC	317,910	515,374
UDR, Inc.	1,750	43,820
UEM Sunrise Bhd	91,350	75,400
Urbi Desarrollos Urbanos SAB de CV (a)	120,400	14,899
Wing Tai Holdings Ltd.	340,900	569,879
Yanlord Land Group Ltd.	27,750	26,935

		19,728,901

Self Storage - 0.6%
Big Yellow Group PLC	1,280	8,495
CubeSmart	2,500	40,500
Extra Space Storage, Inc.	34,210	1,438,530
Public Storage	8,990	1,431,388
Safestore Holdings PLC	3,900	7,965
Sovran Self Storage, Inc.	800	55,280

		2,982,158

Single Family - 0.4%
LIXIL Group Corp.	26,500	621,411
Masco Corp.	51,792	1,062,772
Ply Gem Holdings, Inc. (a)	24,564	460,329

		2,144,512

Student Housing - 0.0%
American Campus Communities, Inc.	1,000	38,410

		24,893,981

Retail - 4.8%
Regional Mall - 2.1%
BR Malls Participacoes SA	65,540	580,893
CapitaMall Trust	83,000	132,279
CBL & Associates Properties, Inc.	1,850	42,125
CFS Retail Property Trust Group	138,450	255,026
General Growth Properties, Inc.	76,920	1,595,321
Glimcher Realty Trust	39,010	438,472
Macerich Co. (The)	5,300	328,865
Multiplan Empreendimentos Imobiliarios SA	19,580	432,221
Pennsylvania Real Estate Investment Trust	44,920	929,844
Simon Property Group, Inc.	22,751	3,641,525
Taubman Centers, Inc.	500	36,610
Westfield Group	254,045	2,562,229

		10,975,410

Shopping Center/Other Retail - 2.7%
Acadia Realty Trust	2,050	52,849
Aeon Mall Co., Ltd.	51,590	1,282,953
Aliansce Shopping Centers SA	27,700	255,466
Atrium European Real Estate Ltd.	16,150	90,644

Company	Shares	U.S. $ Value
Calloway Real Estate Investment Trust	1,100	$27,064
Capital & Counties Properties PLC	37,570	206,653
CapitaMalls Asia Ltd.	75,000	117,516
CapitaMalls Malaysia Trust	56,600	27,218
Charter Hall Retail REIT	11,150	38,678
Citycon Oyj	9,200	29,080
Cole Real Estate Investment, Inc.	88,670	946,996
Corio NV	12,352	538,586
DDR Corp.	24,330	415,556
Deutsche Euroshop AG	690	29,089
Development Securities PLC	3,100	9,444
Equity One, Inc.	1,800	41,652
Eurocommercial Properties NV	3,750	142,697
Federal Realty Investment Trust	450	47,399
Federation Centres Ltd.	21,360	44,952
First Capital Realty, Inc.	1,500	24,944
Fountainhead Property Trust	94,775	73,876
Fukuoka REIT Co.	40	303,924
Hammerson PLC	22,750	183,433
Hyprop Investments Ltd.	54,400	413,011
IGB Real Estate Investment Trust	225,200	87,405
Iguatemi Empresa de Shopping Centers SA	4,700	47,384
Intu Properties PLC	42,600	218,067
Japan Retail Fund Investment Corp.	357	702,981
Kimco Realty Corp.	4,050	91,328
Klepierre	24,650	1,069,452
Link REIT (The)	107,923	526,976
Mercialys SA	2,060	40,230
Pavilion Real Estate Investment Trust	73,150	31,788
Regency Centers Corp.	800	42,184
Renhe Commercial Holdings Co., Ltd. (a)	1,952,700	115,802
RioCan Real Estate Investment Trust	12,821	303,829
Shaftesbury PLC	4,790	46,057
SM Prime Holdings, Inc.	491,100	198,434
Sonae Sierra Brasil SA	3,700	37,384
Tanger Factory Outlet Centers	1,200	38,916
Unibail-Rodamco SE	12,525	3,043,154
Vastned Retail NV	10,270	437,601
Weingarten Realty Investors	1,350	42,282
Westfield Retail Trust	536,470	1,449,960

		13,914,894

		24,890,304

Office - 2.6%
Office - 2.6%
Allied Properties Real Estate Investment Trust	21,910	669,821
Allreal Holding AG	950	132,011
Alstria Office REIT-AG	990	11,590
Ascendas India Trust	27,800	15,641
Befimmo SCA Sicafi	350	23,953
Boston Properties, Inc.	4,270	456,677
Brandywine Realty Trust	19,410	270,575
Brookfield Office Properties, Inc.	2,700	45,714
CapitaCommercial Trust	720,000	794,710
Castellum AB	5,250	75,063
Champion REIT	81,100	35,500
Cominar Real Estate Investment Trust	36,657	719,863
Commonwealth Property Office Fund	44,650	46,364
CommonWealth REIT	1,750	40,373

Company	Shares	U.S. $ Value
Corporate Office Properties Trust	9,940	$253,271
Cousins Properties, Inc.	108,795	1,115,149
Derwent London PLC	6,170	226,269
Douglas Emmett, Inc.	1,600	40,016
Dundee International Real Estate Investment Trust	3,050	27,557
Fabege AB	6,400	72,153
Franklin Street Properties Corp.	5,000	66,550
Government Properties Income Trust	2,050	51,804
Great Portland Estates PLC	21,200	178,789
Highwoods Properties, Inc.	1,150	41,722
Hongkong Land Holdings Ltd.	38,000	256,687
Hufvudstaden AB - Class A	5,890	74,782
ING Office Fund	14,700	38,968
Investa Office Fund	247,580	656,304
Japan Excellent, Inc.	79	419,575
Japan Prime Realty Investment Corp.	25	68,361
Japan Real Estate Investment Corp.	95	1,001,784
Kenedix Realty Investment Corp. - Class A	150	596,445
Keppel REIT	77,250	77,238
Kilroy Realty Corp.	750	39,255
Liberty Property Trust	12,110	462,723
Mack-Cali Realty Corp.	27,460	660,688
Mori Trust Sogo Reit, Inc.	50	428,637
Nippon Building Fund, Inc.	55	597,816
Nomura Real Estate Office Fund, Inc.	5	21,841
Norwegian Property ASA	15,400	21,541
NTT Urban Development Corp.	76	91,616
Orix JREIT, Inc.	665	741,714
Parkway Properties, Inc./MD	57,200	1,001,000
Piedmont Office Realty Trust, Inc.	2,250	40,703
PS Business Parks, Inc.	700	51,289
PSP Swiss Property AG (a)	1,300	114,753
SL Green Realty Corp.	1,000	90,650
Societe Immobiliere de Location pour l’Industrie et le Commerce	650	64,448
Swiss Prime Site AG (a)	1,750	128,698
Tokyo Tatemono Co., Ltd.	14,000	115,961
Workspace Group PLC	7,619	52,324

		13,326,936

Industrials - 1.7%
Industrial Warehouse Distribution - 1.6%
Ascendas Real Estate Investment Trust	63,000	113,871
DCT Industrial Trust, Inc.	5,600	42,056
EastGroup Properties, Inc.	900	55,674
First Industrial Realty Trust, Inc.	3,350	54,806
Global Logistic Properties Ltd.	96,450	215,086
GLP J-Reit	100	97,982
Granite Real Estate Investment (a)	27,160	909,317
Hansteen Holdings PLC	9,350	13,351
Hopewell Holdings Ltd.	159,000	503,822
Mapletree Industrial Trust	15,740	16,699
Mapletree Logistics Trust	852,000	714,240
Nippon Prologis REIT, Inc.	111	962,566
ProLogis, Inc.	61,530	2,360,291
Rexford Industrial Realty, Inc. (a)	43,513	610,487
Segro PLC	41,180	194,506
STAG Industrial, Inc.	60,980	1,264,115
Warehouses De Pauw SCA	350	23,435

Company	Shares		U.S. $ Value
WHA Corp. PCL		18,950	$30,423

			8,182,727

Mixed Office Industrial - 0.1%
BR Properties SA		14,040	116,315
Goodman Group		104,610	443,483

			559,798

			8,742,525

Lodging - 1.0%
Lodging - 1.0%
Akfen Gayrimenkul Yatirim Ortakligi AS (a)		23,400	17,045
Ashford Hospitality Trust, Inc.		88,600	1,033,962
CDL Hospitality Trusts		11,600	15,179
DiamondRock Hospitality Co.		5,500	53,350
Great Eagle Holdings Ltd.		146,946	556,932
Hospitality Properties Trust		1,600	45,584
Host Hotels & Resorts, Inc.		7,400	132,164
InterContinental Hotels Group PLC		17,502	507,868
LaSalle Hotel Properties		1,650	44,451
Pebblebrook Hotel Trust		27,790	740,603
RLJ Lodging Trust		57,180	1,384,900
Strategic Hotels & Resorts, Inc. (a)		80,320	711,635
Sunstone Hotel Investors, Inc. (a)		4,250	54,995

			5,298,668

Food Beverage & Tobacco - 0.3%
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.		12,100	441,287
Bunge Ltd.		3,470	263,755
Charoen Pokphand Indonesia Tbk PT		118,590	49,576
Felda Global Ventures Holdings Bhd		65,418	88,745
Golden Agri-Resources Ltd.		186,000	76,737
IOI Corp. Bhd		63,700	107,379
Kuala Lumpur Kepong Bhd		14,100	92,145
Wilmar International Ltd.		61,041	151,091

			1,270,715

Packaged Foods & Meats - 0.1%
MHP SA (GDR) (b)		24,690	439,235

			1,709,950

Total Common Stocks (cost $322,448,023)			325,732,925

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 20.9%
United States - 20.9%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (e)	U.S.$	77,654	80,056,832
0.625%, 7/15/21 (TIPS)		3,630	3,784,442
1.875%, 7/15/15 (TIPS) (e)		22,706	24,182,280

Total Inflation-Linked Securities (cost $109,223,824)			108,023,554

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
CPN Retail Growth Leasehold Property Fund	89,150	$49,809
Market Vectors Gold Miners ETF	201,550	5,433,788
Medicx Fund Ltd.	11,200	13,758
Picton Property Income Ltd.	12,600	9,440
Standard Life Investment Property Income Trust PLC	8,300	8,180
UK Commercial Property Trust Ltd./fund	4,250	4,923

Total Investment Companies (cost $6,345,663)		5,519,898

WARRANTS - 0.2%
Equity:Other - 0.2%
Diversified/Specialty - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	560,770	911,251

Energy - 0.0%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merrill Lynch Intl & Co., expiring 11/02/15 (a)	16,210	75,555

Oil & Gas Exploration & Production - 0.0%
Oil & Natural Gas Corp. Ltd., Deutsche Bank AG London, expiring 1/17/17 (a)	29,500	140,942

		216,497

Materials - 0.0%
Steel - 0.0%
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(b)	17,000	60,706

Total Warrants (cost $1,080,446)		1,188,454

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Index - 0.0%
S&P 500 Index Expiration: Aug 2013, Exercise Price: $ 1,550.00 (a)(f) (premiums paid $389,062)	185	15,263

	Shares
RIGHTS - 0.0%
Equity:Other - 0.0%
Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/31 (a) (cost $0)	8,790	0

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 14.6%
Investment Companies - 8.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%( (g) (cost $41,587,322)	41,587,322	$41,587,322

	Principal Amount (000)
Time Deposit - 6.0%
State Street Time Deposit 0.01%, 8/08/13 (cost $30,942,459)	$30,942	30,942,459

U.S. Treasury Bills - 0.6%
U.S. Treasury Bill Zero Coupon, 8/08/13 (cost $2,999,978)	3,000	2,999,978

Total Short-Term Investments (cost $75,529,759)		75,529,759

Total Investments - 99.7% (cost $515,016,777) (h)		516,009,853
Other assets less liabilities - 0.3% (i)		1,755,480

Net Assets - 100.0%		$517,765,333

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	35	August 2013	$1,618,372	$1,546,125	$(72,247)
Brent Crude Oil Futures	16	August 2013	1,711,869	1,723,200	11,331
Cocoa Futures	28	December 2013	647,484	665,334	17,850
Coffee C Futures	64	September 2013	3,063,234	2,846,400	(216,834)
Copper London Metal Exchange Futures	9	August 2013	1,556,344	1,548,225	(8,119)
Corn Futures	37	December 2013	925,160	886,150	(39,010)
Cotton No.2 Futures	10	December 2013	430,757	425,900	(4,857)
Gasoline RBOB Futures	7	August 2013	885,697	880,912	(4,785)
Lean Hogs Futures	99	October 2013	3,229,087	3,299,670	70,583
Light Sweet Crude Oil Futures	9	August 2013	930,892	945,312	14,420
Live Cattle Futures	18	October 2013	886,731	903,420	16,689
Natural Gas Futures	17	August 2013	621,902	585,820	(36,082)
Nickel Futures	10	August 2013	895,097	829,122	(65,975)
Platinum Futures	73	October 2013	5,242,786	5,216,945	(25,841)
Soybean Futures	38	November 2013	2,337,246	2,291,875	(45,371)
Soybean Meal Futures	42	December 2013	1,541,266	1,533,840	(7,426)
Sold Contracts
Aluminum HG Futures	35	August 2013	1,557,425	1,546,125	11,300

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Cattle Feeder Futures	46	August 2013	$3,386,107	$3,528,775	$(142,668)
Coffee Robusta Futures	130	September 2013	2,493,386	2,434,900	58,486
Copper London Metal Exchange Futures	15	August 2013	2,742,262	2,580,375	161,887
Gas Oil Futures	27	September 2013	2,462,351	2,464,425	(2,074)
Gold 100 OZ Futures	100	December 2013	13,201,753	13,130,000	71,753
NY Harbor USLD Futures	12	August 2013	1,521,820	1,539,721	(17,901)
Sugar 11 Futures	14	September 2013	265,326	266,091	(765)
Sugar 11 Futures	77	February 2014	1,487,224	1,506,613	(19,389)
Wheat Futures	92	December 2013	3,241,590	3,114,200	127,390

					$(147,655)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	20,184	USD	26,714	9/17/13	$(142,002)
Barclays Bank PLC Wholesale	JPY	1,703,768	USD	17,132	9/17/13	(272,980)
Barclays Bank PLC Wholesale	USD	15,101	CNY	93,475	9/17/13	(12,675)
Citibank, NA	USD	1,732	SGD	2,180	9/17/13	(16,223)
Credit Suisse International	CAD	2,026	USD	1,998	9/17/13	27,750
Credit Suisse International	GBP	1,070	USD	1,635	9/17/13	7,590
Credit Suisse International	JPY	333,430	USD	3,390	9/17/13	(16,244)
Deutsche Bank AG London	MXN	7,502	USD	578	9/17/13	(7,275)
Deutsche Bank AG London	USD	7,268	CAD	7,650	9/17/13	171,689
Deutsche Bank AG London	USD	4,532	GBP	2,938	9/17/13	(64,463)
Goldman Sachs Capital Markets LP	AUD	3,939	USD	3,632	9/17/13	102,616
Goldman Sachs Capital Markets LP	RUB	58,074	USD	1,813	9/17/13	65,661
Goldman Sachs Capital Markets LP	USD	2,429	HKD	18,850	9/17/13	2,138
HSBC Bank USA	GBP	1,868	USD	2,900	9/17/13	58,908
JPMorgan Chase Bank, NA	CAD	2,148	USD	2,057	9/17/13	(31,556)
JPMorgan Chase Bank, NA	GBP	885	USD	1,335	9/17/13	(10,746)
Royal Bank of Canada	CAD	8,246	USD	8,080	9/17/13	60,426
Royal Bank of Scotland PLC	USD	1,829	CHF	1,709	9/17/13	18,371
Royal Bank of Scotland PLC	USD	1,516	ZAR	15,628	9/17/13	57,370
Standard Chartered Bank	BRL	6,870	USD	3,058	9/04/13	68,067
Standard Chartered Bank	USD	1,344	CNY	8,322	9/17/13	(803)
Standard Chartered Bank	USD	989	IDR	10,096,953	9/17/13	(27,092)
Standard Chartered Bank	USD	868	INR	50,591	9/17/13	(44,697)
Standard Chartered Bank	USD	827	KRW	931,615	9/17/13	2,468
Standard Chartered Bank	USD	837	MYR	2,611	9/17/13	(34,244)
State Street Bank & Trust Co.	EUR	2,245	USD	2,932	9/17/13	(55,289)
State Street Bank & Trust Co.	NOK	8,201	USD	1,419	9/17/13	29,685
State Street Bank & Trust Co.	THB	27,621	USD	892	9/17/13	11,435
State Street Bank & Trust Co.	USD	318	GBP	206	9/17/13	(4,543)
UBS AG	BRL	2,863	USD	1,380	9/04/13	134,107

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	JPY	219,841	USD	2,202	9/17/13	$(43,704)
UBS AG	MXN	19,324	USD	1,476	9/17/13	(30,061)
UBS AG	USD	4,541	CAD	4,770	9/17/13	97,929
UBS AG	USD	2,092	GBP	1,372	9/17/13	(5,016)
Westpac Banking Corp.	AUD	860	USD	851	9/17/13	79,895

						$176,492

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$59,872

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	3/27/18	2.45%	CPI	#	$(30,541)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	276,582	0.14%	$74,974	9/16/13	Credit Suisse International	$(996,371)
Receive	Dow Jones-UBS Commodity ex-Precious Metals Index	3,416	0.11%	438	9/16/13	Deutsche Bank AG	(9,417)
Receive	Dow Jones-UBS Commodity ex-Precious Metals Index	76,015	0.11%	9,735	9/16/13	Deutsche Bank AG	(209,504)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	7,611	0.14%	2,063	9/16/13	Deutsche Bank AG	(27,418)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	99,465	0.14%	$26,962	9/16/13	Deutsche Bank AG	$(358,317)
Receive	Dow Jones-UBS Commodity ex-Industrial Metals Index	3,750	0.12%	450	9/16/13	JPMorgan Chase Bank, NA	(7,623)
Receive	Dow Jones-UBS Commodity ex-Industrial Metals Index	83,529	0.12%	10,046	9/16/13	JPMorgan Chase Bank, NA	(192,845)
Receive	Dow Jones-UBS Commodity ex-Precious Metals Index	2,660	0.11%	340	9/16/13	JPMorgan Chase Bank, NA	(6,644)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	19,150	0.14%	5,200	9/16/13	JPMorgan Chase Bank, NA	(77,916)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	183,098	0.14%	49,633	9/16/13	JPMorgan Chase Bank, NA	(659,600)

							$(2,545,655)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $1,351,883 or 0.3% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,811,638.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,486,699 and gross unrealized depreciation of investments was $(22,493,623), resulting in net unrealized appreciation of $993,076.
(i)	An amount of U.S. $28,080 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Real Asset Strategy

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Energy	$79,672,686		$47,770,287	$	– 0	–	$127,442,973
Materials	30,159,835		34,461,619		7,063		64,628,517
Equity:Other	19,345,994		35,453,077		– 0	–	54,799,071
Residential	14,673,224		10,205,858		14,899		24,893,981
Retail	11,377,701		13,512,603		– 0	–	24,890,304
Office	6,369,090		6,957,846		– 0	–	13,326,936
Industrials	5,413,061		3,329,464		– 0	–	8,742,525
Lodging	4,201,644		1,097,024		– 0	–	5,298,668
Food Beverage & Tobacco	1,236,422		473,528		– 0	–	1,709,950
Inflation-Linked Securities	– 0	–	108,023,554		– 0	–	108,023,554

Investments in Securities:	Level 1		Level 2		Level 3			Total
Investment Companies	$5,461,909		$57,989		$	– 0	–	$5,519,898
Warrants	– 0	–	– 0	–		1,188,454		1,188,454
Options Purchased - Puts	– 0	–	15,263			– 0	–	15,263
Rights	– 0	–	– 0	–		0	^	– 0	–
Short-Term Investments:
Investment Companies	41,587,322		– 0	–		– 0	–	41,587,322
Time Deposit	– 0	–	30,942,459			– 0	–	30,942,459
U.S. Treasury Bills	– 0	–	2,999,978			– 0	–	2,999,978

Total Investments in Securities	219,498,888		295,300,549	+		1,210,416		516,009,853
Other Financial Instruments* :
Assets:
Futures	561,689		– 0	–		– 0	–	561,689
Forward Currency Exchange Contracts	– 0	–	996,107			– 0	–	996,107
Interest Rate Swaps	– 0	–	59,872			– 0	–	59,872
Liabilities:
Futures	(709,344)		– 0	–		– 0	–	(709,344)
Forward Currency Exchange Contracts	– 0	–	(819,615)			– 0	–	(819,615)
Inflation (CPI) Swaps	– 0	–	(30,541)			– 0	–	(30,541)
Total Return Swaps	– 0	–	(2,545,655)			– 0	–	(2,545,655)

Total++	$219,351,233		$292,960,717			$1,210,416		$513,522,366

^	The Strategy held securities with zero market value at period end.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Residential			Warrants
Balance as of 10/31/12	$22,490		$	– 0	–	$207,113
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		(11,939)		(8,443)
Change in unrealized appreciation/depreciation	(15,427)			(14,633)		112,496
Purchases	– 0	–		15,139		885,941
Sales	– 0	–		(228,110)		(204,643)
Transfers in to Level 3	– 0	–		254,442		195,990
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/13+	$7,063			$14,899		$1,188,454

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(15,427)			$(14,633)		$112,496

	Rights^			Inflation (CPI) Swaps			Total
Balance as of 10/31/12	$	– 0	–		$(5,724)		$223,879
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	(20,382)
Change in unrealized appreciation/depreciation		– 0	–		– 0	–	82,436
Purchases		– 0	–		– 0	–	901,080
Sales		– 0	–		– 0	–	(432,753)
Transfers in to Level 3		– 0	–		– 0	–	450,432
Transfers out of Level 3		– 0	–		5,724		5,724

Balance as of 7/31/13+	$	– 0	–	$	– 0	–	$1,210,416

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$	– 0	–	$	– 0	–	$82,436

^	The Strategy held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Government Reserves Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.7%
U.S. Government & Government Sponsored Agency Obligations - 99.7%
Federal Farm Credit Bank
8/06/14 (a)	0.145%	$7,500	$7,500,001
5/12/14 (a)	0.152%	480	479,925
7/16/14 (a)	0.172%	4,000	4,001,187
6/06/14 (a)	0.175%	600	600,005
11/18/13 (a)	0.181%	400	400,110
9/17/13	0.200%	1,250	1,250,140
2/24/14 (a)	0.211%	7,440	7,444,258
8/22/13 (a)	0.212%	2,000	2,000,149
9/23/13 (a)	0.220%	1,450	1,450,283
12/06/13 (a)	0.245%	2,000	2,001,001
11/18/13 (a)	0.260%	5,000	5,002,219
8/26/13	4.920%	1,150	1,153,783
Federal Farm Credit Discount Notes
10/11/13	0.075%	5,000	4,999,260
Federal Home Loan Bank
11/13/13	0.100%	10,000	9,999,504
2/14/14 (a)	0.100%	1,350	1,349,932
5/01/14 (a)	0.135%	10,000	10,000,025
9/04/13 (a)	0.140%	3,200	3,200,189
9/06/13 (a)	0.140%	1,400	1,400,091
11/13/13 (a)	0.154%	15,000	15,002,414
8/01/13 (a)	0.240%	13,630	13,630,000
9/06/13	0.250%	8,690	8,691,246
9/09/13	0.260%	2,000	2,000,355
8/13/13	0.280%	5,000	5,000,332
8/28/13	0.500%	13,335	13,339,074
10/18/13	3.625%	13,500	13,600,726
Federal Home Loan Bank Discount Notes
9/13/13	0.035%	2,400	2,399,900
10/09/13	0.055%	3,115	3,114,672
10/09/13	0.060%	800	799,908
8/02/13	0.070%	9,100	9,099,982
8/09/13	0.070%	3,200	3,199,950
8/21/13	0.080%	7,830	7,829,652
8/16/13	0.090%	5,000	4,999,813
11/08/13	0.100%	4,565	4,563,745
Federal Home Loan Mortgage Corp.
9/13/13 (a)	0.131%	490	490,014
11/04/13 (a)	0.165%	4,460	4,460,763
11/18/13 (a)	0.390%	5,050	5,054,481
10/15/13	0.500%	3,200	3,202,545
10/28/13	0.875%	1,775	1,778,191
Federal Home Loan Mortgage Corp. Discount Notes
8/05/13	0.060%	2,000	1,999,987
8/05/13	0.070%	3,000	2,999,977
8/28/13	0.070%	3,300	3,299,827
8/02/13	0.080%	600	599,999
8/19/13	0.080%	600	599,976
9/16/13	0.080%	919	918,906
10/31/13	0.110%	1,500	1,499,583
10/21/13	0.120%	1,500	1,499,595

	Yield*	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association
10/03/13 (a)	0.156%	$15,731	$15,732,618
11/14/13 (a)	0.161%	10,000	10,001,889
8/12/13 (a)	0.182%	10,000	10,000,309
10/28/13 (a)	0.330%	1,345	1,345,784
8/09/13 (a)	0.380%	1,000	1,000,062
8/09/13	0.500%	2,960	2,960,267
10/15/13	1.000%	1,500	1,502,824
9/03/13	1.050%	2,650	2,652,241
9/09/13	1.050%	10,000	10,010,034
10/08/13	1.125%	3,500	3,506,609
8/20/13	1.250%	1,625	1,625,980
10/15/13	4.625%	1,270	1,281,773
Federal National Mortgage Association Discount Notes
10/02/13	0.055%	1,175	1,174,889
8/21/13	0.080%	2,450	2,449,891
U.S. Treasury Notes
10/15/13	0.500%	9,000	9,007,859
1/15/14	1.000%	5,000	5,020,097
10/31/13	2.750%	15,000	15,098,907
8/31/13	3.125%	10,000	10,024,902
8/15/13	4.250%	10,000	10,016,158

			314,320,768

Total Investments - 99.7% (cost $314,320,768) (b)			314,320,768
Other assets less liabilities - 0.3%			838,810

Net Assets - 100.0%			$315,159,578

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.
(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(b)	As of July 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AllianceBernstein Government Reserves Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$314,320,768	$	– 0	–	$314,320,768

Total^	$	– 0	–	$314,320,768	$	– 0	–	$314,320,768

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2013